UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06722

Forward Funds
(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA		94104
(Address of principal executive offices)		(Zip code)

Erin E. Douglas ALPS Mutual Fund Services, Inc. 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter)  to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments are included herewith.

FORWARD EMERALD BANKING AND FINANCE FUND

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 96.40%
	Financial Services 96.40%
	Banks Regional 72.18%
19,304	Abigail Adams National Bancorp, Inc.	$251,917
88,705	Alabama National Bancorp Delaware	6,067,422
95,900	Appalachian Bancshares, Inc. (a)	1,791,412
183,674	Banc Corp. (a)	2,176,537
154,854	Bank of The Ozarks, Inc.	5,652,171
140,750	Boston Private Bancorp, Inc.	4,755,943
22,458	BWC Financial Corp.	786,030
91,200	Camden National Corp.	3,502,080
72,540	Capital Corp. of The West	2,663,669
140,504	Capital Crossing Bank (a)	4,476,457
125,000	Cardinal Financial Corp.	1,691,250
117,542	Cascade Financial Corp.	2,233,298
134,246	Central Pacific Financial Corp.	4,929,513
19,100	CoBiz, Inc.	393,460
85,636	Codorus Valley Bancorp, Inc.	1,755,538
139,400	Colonial Bancgroup, Inc.	3,485,000
186,459	Community Banks, Inc.	5,306,623
57,771	Dearborn Bancorp, Inc. (a)	1,299,848
65,540	Desert Community Bank Vicorville CA	2,634,708
25,049	East Penn Financial Corp.	225,441
143,273	East West Bancorp, Inc.	5,523,174
25,400	Enterprise Financial Services Corp. (a)	695,706
55,837	First Midwest Bancorp, Inc.	2,041,959
56,700	First Oak Brook Bancshares, Inc.	1,516,725
27,725	First Regional Bancorp (a)	2,471,129
277,838	First Security Group, Inc.	3,070,110
32,000	First State Bancorp	849,920
19,800	First State Financial Corp.	314,622
47,700	FNB Corp. VA.	1,620,846
134,200	Gateway Financial Holdings, Inc.	2,280,058
28,800	GB&T Bancshares, Inc.	643,680
101,600	Great Southern Bancorp, Inc.	2,934,208
64,538	Harrington West Financial Group, Inc.	1,046,161
101,700	Heartland Financial USA, Inc.	2,400,120
30,300	Heritage Commerce Corp.	757,500
19,323	IBERIABANK Corp.	1,093,102
72,275	International Bancshares Corp. (a)	2,076,461
63,914	Lakeland Financial Corp.	2,987,980
47,609	Leesport Financial Corp.	1,236,882
54,666	Macatawa Bank Corp.	2,072,388
83,319	MB Financial, Inc.	2,949,493
110,918	Mercantile Bank Corp.	4,336,894
143,728	Mercantile Bankshare Corp.	5,526,342
414,563	Nexity Financial Corp. (a)	5,223,494
159,480	Oak Hill Financial, Inc.	4,929,527
107,500	Pinnacle Financial Partners, Inc. (a)	2,949,800
110,754	Preferred Bank of Los Angeles	5,591,969

1

57,500	Princeton National Bancorp, Inc.	1,903,250
35,300	Private Bancorp, Inc.	1,464,597
201,722	Prosperity Bancshares, Inc.	6,094,022
86,300	Pulaski Financial Corp.	1,423,950
27,500	Sandy Springs Bancorp, Inc.	1,044,725
90,200	Seacoast Banking Corp. of Florida	2,625,722
141,442	Security Bank Corp.	3,574,239
19,000	Signature Bank (a)	619,210
43,534	Sky Financial Group, Inc.	1,153,651
74,557	Smithtown Bancorp, Inc.	2,553,577
176,638	Southwest Bancorp, Inc. Oklahoma	3,928,429
265,367	Sterling Financial Corp.	5,795,615
145,697	Summit Bancshares, Inc. Fort Worth Texas	2,807,581
355,202	Texas Capital Bancshares, Inc. (a)	8,524,848
340,201	Texas United Bancshares, Inc.	7,181,643
31,500	UCBH Holdings, Inc.	595,980
115,426	Union Bankshares Corp.	5,276,122
190,700	United Community Banks, Inc.	5,368,205
8,425	United Security Bancshares, Inc.	370,700
87,781	Virginia Commerce Bancorp, Inc. (a)	3,155,727
70,300	Virginia Financial Group, Inc.	2,813,406
20,000	West Coast Bancorp	559,000
84,500	Western Alliance Bancorp (a)	3,139,175
386,982	Wilshire Bancorp, Inc.	7,193,995
53,400	Wintrust Financial Corp.	3,106,278
104,733	Yardville National Bancorp	3,854,174
		211,346,388

	Diversified Financial Services 3.91%
190,800	E*Trade Financial Corp. (a)	5,147,784
31,600	Legg Mason, Inc.	3,960,428
53,633	Stifel Financial Corp. (a)	2,342,153
		11,450,365

	Financial Data Processing Services 1.93%
97,479	Digital Insight Corp. (a)	3,548,236
151,500	TradeStation Group, Inc. (a)	2,093,730
		5,641,966

	Financial Miscellaneous 1.57%
105,100	Advanta Corp.	3,875,037
33,600	Thomas Weisel Partners Group LLC (a)	735,840
		4,610,877

	Insurance 0.33%
72,800	First Acceptance Corp. (a)	968,240

	Insurance Carriers: Property & Casualty 8.38%
191,600	CRM Holdings, Ltd. (a)	2,193,820
27,400	Erie Indemnity Co.	1,442,336
79,000	HUB International Ltd.	2,213,580
86,600	National Atlantic Holdings Corp. (a)	878,990
68,700	Navigators Group, Inc. (a)	3,407,520
72,000	North Pointe Holdings Corp. (a)	900,000

2

3,100	PartnerRe Ltd.			192,479
106,981	Philadelphia Consolidated Holding Corp. (a)			3,652,331
66,756	Selective Insurance Group, Inc.			3,538,068
267,154	United America Indemnity Ltd. (a)			6,117,827
				24,536,951

	Insurance: Multi-Line 0.53%
142,717	Brooke Corp.			1,551,334

	Investment Management Companies 4.82%
69,000	Affiliated Managers Group, Inc. (a)			7,356,090
148,468	Calamos Asset Management, Inc.			5,552,703
29,500	SEI Investments Co.			1,195,635
				14,104,428

	Real Estate Investment Trusts 0.50%
82,000	Urstadt Biddle Properties, Inc.			1,476,000

	Savings & Loans 1.77%
27,000	Guaranty Federal Bancshares, Inc.			816,750
187,600	Pacific Premier Bancorp. (a)			2,200,548
19,800	PFF Bancorp, Inc.			667,458
85,181	Willow Grove Bancorp, Inc.			1,508,556
				5,193,312

	Securities Brokerage & Service 0.48%
66,600	TD Ameritrade Holding Corporation (a)			1,389,942

	TOTAL COMMON STOCKS
	(Cost $208,250,781)			282,269,803

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 3.60%
$10,550,018	Wells Fargo & Co. - Grand Cayman
	4.000%, due 04/03/06			10,550,018

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS
	(Cost $10,550,018)			10,550,018

	TOTAL INVESTMENTS
	(Cost $218,800,799)	100.00%		$292,819,821
	Net Other Assets & Liabilities	0.00	% (b)	(6,600)
	NET ASSETS	100.00%		$292,813,221

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Amount represents less than 0.01%.

3

FORWARD EMERALD GROWTH FUND

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 97.27%
	Auto & Transportation 4.76%
60,500	Aviall, Inc. (a)	$2,303,840
74,250	Forward Air Corp.	2,768,782
83,150	Old Dominion Freight Lines, Inc. (a)	2,240,893
57,700	Wabtec Corp	1,881,020
		9,194,535

	Consumer Discretionary 17.56%
149,500	24/7 Real Media, Inc. (a)	1,563,770
92,800	Aaron Rents, Inc.	2,521,376
49,800	Cache, Inc. (a)	913,332
33,100	Celebrate Express, Inc. (a)	417,060
136,101	DiamondCluster International, Inc. (a)	1,456,281
101,000	EarthLink, Inc. (a)	964,550
37,900	Gevity HR, Inc.	927,034
42,714	Hibbett Sporting Goods, Inc. (a)	1,409,135
63,700	Iconix Brand Group, Inc. (a)	926,835
39,700	Lifetime Brands, Inc.	1,119,143
159,200	Lions Gate Entertainment Corp. (a)	1,615,880
19,000	Marvel Entertainment, Inc. (a)	382,280
38,300	Morgans Hotel Group Co. (a)	676,378
46,200	Navigant Consulting, Inc. (a)	986,370
107,200	NutriSystem, Inc. (a)	5,094,144
13,400	Pinnacle Entertainment, Inc. (a)	377,478
25,847	Providence Service Corp. (a)	840,544
143,500	Smith & Wesson Holding Corp. (a)	868,175
127,100	The Wet Seal, Inc. (a)	845,215
93,100	WebSideStory, Inc. (a)	1,600,389
115,300	WESCO International, Inc. (a)	7,841,553
13,400	World Fuel Services Corp.	541,896
		33,888,818

	Consumer Staples 1.51%
23,083	Hansen Natural Corp. (a)	2,909,612

	Electronics 1.18%
42,701	FormFactor, Inc. (a)	1,679,003
152,000	Mindspeed Technologies, Inc. (a)	604,960
		2,283,963

	Energy 5.32%
53,300	Allis-Chalmers Energy, Inc. (a)	726,479
11,600	Atwood Oceanics, Inc. (a)	1,171,716
52,624	Helix Energy Solutions, Inc. (a)	1,994,450
24,600	Hercules Offshore, Inc. (a)	836,646
19,400	Hornbeck Offshore Services, Inc. (a)	699,758
138,800	KFx, Inc. (a)	2,526,160
86,300	Superior Energy Services, Inc. (a)	2,311,977
		10,267,186

1

	Financial Services 5.58%
36,424	Calamos Asset Management, Inc.	1,362,258
64,802	Digital Insight Corp. (a)	2,358,793
44,900	Prosperity Bancshares, Inc.	1,356,429
9,900	Selective Insurance Group, Inc.	524,700
49,538	Texas Capital Bancshares, Inc. (a)	1,188,912
32,500	TheStreet.com, Inc.	245,700
24,200	UCBH Holdings, Inc.	457,864
33,915	United America Indemnity, Ltd. (a)	776,653
75,993	Wilshire Bancorp, Inc.	1,412,710
29,600	Yardville National Bancorp	1,089,280
		10,773,299

	Healthcare 18.53%
97,900	Allscripts Healthcare Solutions, Inc. (a)	1,792,549
30,500	Bioenvision, Inc. (a)	217,465
55,799	Bio-Reference Laboratories, Inc. (a)	1,006,614
73,401	Cardiome Pharmaceuticals Corp. (a)	932,193
65,800	Cubist Pharmaceuticals, Inc. (a)	1,511,426
32,842	Digene Corp. (a)	1,284,122
19,000	dj Orthopedics, Inc. (a)	755,440
62,879	Gen-Probe, Inc. (a)	3,465,890
63,891	Horizon Health Corp. (a)	1,265,042
60,500	I-Flow Corp. (a)	805,860
73,827	Illumina, Inc. (a)	1,753,391
20,300	IntraLase Corp. (a)	470,960
59,818	LifeCell Corp. (a)	1,348,896
24,200	Matria Healthcare, Inc. (a)	918,632
17,606	Neuro Matrix, Llc. (a)	685,578
81,400	NovaMed, Inc. (a)	577,940
36,500	NUCRYST Pharmaceuticals Corp. (a)	378,870
10,100	PetMed Express, Inc. (a)	179,477
74,524	Protein Design Labs, Inc. (a)	2,444,387
116,644	Psychiatric Solutions, Inc. (a)	3,864,416
78,200	ResMed, Inc. (a)	3,439,236
82,499	Salix Pharmaceuticals, Ltd. (a)	1,362,058
49,100	Serologicals Corp. (a)	1,200,986
24,674	Symbion, Inc. (a)	558,866
98,627	Telik, Inc. (a)	1,909,419
189,081	Thermogenesis Corp. (a)	765,778
98,700	Vaxgen, Inc. (a)	868,560
		35,764,051

	Materials & Processing 5.20%
135,800	Airgas, Inc.	5,308,422
61,100	Allegheny Technologies, Inc.	3,738,098
7,900	Eagle Materials, Inc.	503,704
15,900	Mobile Mini, Inc. (a)	491,628
		10,041,852

2

	Producer Durables 13.45%
25,843	American Science & Engineering, Inc. (a)	2,413,736
163,918	Arris Groups, Inc. (a)	2,255,512
137,518	BE Aerospace, Inc. (a)	3,454,452
54,300	Cohu, Inc.	1,152,246
11,900	EMCORE Corporation (a)	121,618
168,350	Environmental Tectonics Corp. (a)	844,275
64,000	Esco Technologies, Inc. (a)	3,241,600
39,095	H&E Equipment Services, Inc. (a)	1,138,446
131,804	JLG Industries, Inc.	4,058,245
34,200	Kennametal, Inc.	2,090,988
111,453	Met-Pro Corp.	1,475,638
90,715	Paragon Technologies, Inc. (a)	907,150
106,248	Semitool, Inc. (a)	1,208,040
61,200	Taser International, Inc. (a)	648,108
33,400	Varian Semiconductor Equipment Association, Inc. (a)	937,872
		25,947,926

	Technology 23.64%
42,638	Ansoft Corp. (a)	1,777,578
44,056	Ansys, Inc. (a)	2,385,632
70,000	Atheros Communications, Inc. (a)	1,833,300
92,759	Blackboard, Inc. (a)	2,635,283
109,700	Bookham, Inc. (a)	1,046,538
49,100	Cognizant Technology Solutions Corp. (a)	2,920,959
95,800	Fairchild Semiconductor International, Inc. (a)	1,826,906
4,600	Finisar Corp. (a)	22,770
103,649	II-VI, Inc. (a)	1,875,010
66,210	Ikanos Communications (a)	1,304,999
52,000	International DisplayWorks, Inc. (a)	340,600
111,196	Ixia, Inc. (a)	1,585,655
49,000	j2 Global Communications, Inc. (a)	2,303,000
1,643	Kanbay International, Inc. (a)	25,072
27,300	Kenexa Corp. (a)	839,475
75,692	Micros Systems, Inc. (a)	3,487,131
94,089	MRO Software, Inc. (a)	1,501,661
49,900	M-Systems Flash Disk Pioneers, Ltd. (a)	1,290,414
44,100	Neoware Systems, Inc. (a)	1,306,242
70,000	Openwave Systems, Inc. (a)	1,510,600
52,100	Oplink Communications, Inc. (a)	903,414
101,897	Opnet Technologies, Inc. (a)	1,092,336
93,200	Opsware, Inc. (a)	798,724
30,500	PortalPlayer, Inc. (a)	678,015
61,853	Progress Software Corp. (a)	1,799,304
26,800	Radiant Systems, Inc. (a)	362,336
64,077	Redback Networks, Inc. (a)	1,389,830
62,400	Smith Micro Software, Inc. (a)	766,896
54,200	SPSS, Inc. (a)	1,715,972
114,179	Tut Systems, Inc. (a)	355,097
89,200	Ultimate Software Group, Inc. (a)	2,305,820
38,136	Viasat, Inc. (a)	1,092,596
25,600	Zoran Corp. (a)	560,128
		45,639,293

3

	Utilities 0.54%
104,000	UbiquiTel, Inc. (a)	1,050,400

	TOTAL COMMON STOCKS
	(Cost $131,153,644)	187,760,935

	WARRANTS 0.00%
	American Banknote Corp., Series 1,
28	Expiration: 10/01/07, Strike: $10.00 (a)	0
	American Banknote Corp., Series 2,
28	Expiration: 10/01/07, Strike: $12.50 (a)	0

	TOTAL WARRANTS
	(Cost $0)	0

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 4.38%
	Wells Fargo & Co. - Grand Cayman
$8,449,267	4.000%, due 04/03/06	8,449,267

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS
	(Cost $8,449,267)	8,449,267

	TOTAL INVESTMENTS 101.65%
	(Cost $139,602,911)	$196,210,202
	Net Other Assets & Liabilities (1.65)%	(3,188,907)
	NET ASSETS 100.00%	$193,021,295

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

4

FORWARD EMERALD OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Note 1)
March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 86.98%
	Auto & Transportation 0.37%
1,000	Forward Air Corp.	$37,290

	Consumer Discretionary 23.80%
3,300	24/7 Real Media, Inc. (a)	34,518
7,500	Answerthink, Inc. (a)	48,225
2,000	Boyd Gaming Corp.	99,880
17,900	DiamondCluster International, Inc. (a)(b)	191,530
4,600	eBay, Inc. (a)(b)	179,676
400	Google, Inc. (a)	156,000
3,000	GSI Commerce, Inc. (a)	51,000
1,700	i2 Technologies, Inc. (a)	29,240
3,300	Iconix Brand Group, Inc. (a)	48,015
5,000	I-trax, Inc. (a)	16,950
2,000	Jarden Corp. (a)	65,700
2,500	MGM MIRAGE (a)	107,725
6,600	NutriSystem, Inc. (a)(b)	313,632
2,000	Pinnacle Entertainment, Inc. (a)	56,340
600	Sears Holdings Corp. (a)	79,344
5,900	Shuffle Master, Inc. (a)	210,866
24,000	Smith & Wesson Holding Corp. (a)	145,200
3,100	Traffic.com, Inc. (a)	25,885
6,100	Trump Entertainment Resorts, Inc. (a)	112,972
4,000	WebSideStory, Inc. (a)	68,760
4,400	WESCO International, Inc. (a)	299,244
1,800	Yahoo, Inc. (a)	58,068
		2,398,770

	Consumer Staples 2.30%
1,200	Hansen Natural Corp. (a)	151,260
1,400	The Procter & Gamble Co.	80,668
		231,928

	Energy 7.21%
2,500	Bronco Drilling Co., Inc. (a)	65,750
2,000	Carrizo Oil & Gas, Inc. (a)	51,980
5,800	Grey Wolf, Inc. (a)	43,152
2,000	Helix Energy Solutions, Inc. (a)	75,800
1,000	Hercules Offshore, Inc. (a)	34,010
1,500	Hornbeck Offshore Services, Inc. (a)	54,105
10,000	KFx, Inc. (a)	182,000
500	Marathon Oil Corp.	38,085
2,500	Parallel Petroleum Corp. (a)	46,125
4,200	Pioneer Drilling Co. (a)	69,006
2,500	Superior Energy Services, Inc. (a)	66,975
		726,988

1

	Financial Services 6.38%
3,800	Calamos Asset Management, Inc.	142,120
900	CheckFree Corp. (a)	45,450
1,300	Digital Insight Corp. (a)	47,320
3,200	E*TRADE Financial Corp. (a)	86,336
800	The Goldman Sachs Group, Inc.	125,568
26,000	TheStreet.com, Inc.	196,560
		643,354

	Healthcare 20.68%
	Biotechnology 11.82%
2,500	Alnylam Pharmaceuticals, Inc. (a)	43,975
1,500	Amylin Pharmaceuticals, Inc. (a)(b)	73,425
1,500	BioCryst Pharmaceuticals, Inc. (a)	27,090
6,000	Bioenvision, Inc. (a)	42,780
2,300	Cardiome Pharmaceutical Corp. (a)	29,210
1,000	Celgene Corp. (a)	44,220
3,000	Cephalon, Inc. (a)	180,750
2,000	Crucell NV ADR (a)(c)	56,160
2,300	Cubist Pharmaceuticals, Inc. (a)	52,831
1,800	Illumina, Inc. (a)	42,750
1,300	Martek Biosciences Corp. (a)	42,679
3,100	Myriad Genetics, Inc. (a)	80,879
4,200	Novavax, Inc. (a)	33,516
1,700	PDL BioPharma, Inc. (a)	55,760
14,000	Sirna Therapeutics, Inc. (a)	94,360
6,500	Telik, Inc. (a)(b)	125,840
78,000	Vasogen, Inc. (a)	164,580
		1,190,805

	Drugs & Pharmaceuticals 2.35%
1,500	Alkermes, Inc. (a)	33,075
3,800	Dr. Reddy’s Laboratories, Ltd., ADR (a)(c)	119,320
700	Johnson & Johnson	41,454
2,100	The Medicines Co. (a)	43,197
		237,046

	Healthcare Services 2.62%
1,000	Matria Healthcare, Inc. (a)	37,960
3,500	Per-Se Technologies (a)	93,310
4,000	Psychiatric Solutions, Inc. (a)	132,520
		263,790

	Medical & Dental Instruments 3.84%
6,000	BioVeris Corp. (a)	23,520
20,000	Cambridge Heart, Inc. (a)	56,600
1,300	dj Orthopedics, Inc. (a)	51,688
1,200	Gen-Probe, Inc. (a)	66,144
3,400	LifeCell Corp. (a)	76,670
500	Respironics, Inc. (a)	19,455
9,300	Solexa, Inc. (a)	92,814
		386,891

2

	Miscellaneous Healthcare 0.06%
1,400	Thermogenesis Corp. (a)	5,670

	Total Healthcare	2,084,202

	Materials & Processing 0.49%
800	Allegheny Technologies, Inc.	48,944

	Producer Durables 5.87%
1,200	American Science & Engineering, Inc. (a)	112,080
600	BE Aerospace, Inc. (a)	15,072
13,500	C-COR, Inc. (a)	117,990
19,000	Ciena Corp. (a)	98,990
4,000	EMCORE Corp. (a)	40,880
1,700	General Electric Co. (b)	59,126
7,000	Powerwave Technologies, Inc. (a)	94,430
2,200	Technitrol, Inc.	52,756
		591,324

	Technology 17.81%
17,400	aMagin Corp. (a)	9,918
1,100	Ansoft Corp. (a)	45,859
2,000	Apple Computer, Inc. (a)	125,440
4,000	Blackboard, Inc. (a)	113,640
4,000	Bookham, Inc. (a)	38,160
1,300	Broadcom Corp. (a)	56,108
1,000	Business Objects S.A. ADR (a)(c)	36,470
14,400	Finisar Corp (a)	71,280
10,000	Forgent Networks, Inc. (a)	17,100
5,500	Hewlett-Packard Co.	180,950
5,868	International DisplayWorks, Inc. (a)	38,435
20,000	Internet Capital Group, Inc. (a)	188,400
2,600	j2 Global Communications, Inc. (a)	122,200
3,000	Kenexa Corp. (a)	92,250
1,300	MEMC Electronic Materials, Inc. (a)	47,996
4,000	Microsoft Corp. (b)	108,840
3,900	Mindspeed Technologies, Inc. (a)	15,522
2,700	Motorola, Inc.	61,857
1,500	M-Systems Flash Disk Pioneers, Ltd. (a)	38,790
1,900	NeuStar, Inc. Class A (a)	58,900
8,000	Opsware, Inc. (a)	68,560
6,000	Radiant Systems, Inc. (a)	81,120
2,400	Redback Networks, Inc. (a)	52,056
10,000	SEDONA Corporation (a)	3,800
4,000	Smith Micro Software (a)	49,160
600	Texas Instruments, Inc.	19,482
17,000	Tut Systems, Inc. (a)	52,870
		1,795,163

3

	Utilities 2.07%
1,133	Aqua America, Inc.	31,520
17,500	UbiquiTel, Inc. (a)	176,750
		208,270

	TOTAL COMMON STOCKS
	(Cost $7,722,366)	8,766,233

Contracts
	OPTIONS PURCHASED 3.18%
	Calls 2.84%
	Akamai Technologies, Inc.
20	Expiration: May 06 at $30.00	8,400
	Amylin Pharmaceuticals, Inc.
15	Expiration: Apr 06 at $35.00	21,075
10	Expiration: Apr 06 at $40.00	8,700
	Apple Computer, Inc.
30	Expiration: Apr 06 at $62.50	9,600
30	Expiration: Apr 06 at $70.00	2,100
12	Expiration: Apr 06 at $72.50	480
	Broadcom Corp.
20	Expiration: Apr 06 at $45.00	2,600
	Cubist Pharmaceuticals, Inc.
30	Expiration: Apr 06 at $30.00	900
50	Expiration: Apr 06 at $30.00	250
	eBAY, Inc.
30	Expiration: Jul 06 at $40.00	8,250
	Gilead Sciences, Inc.
20	Expiration: May 06 at $60.00	9,000
	Google, Inc.
5	Expiration: Apr 06 at $350.00	20,850
	ImClone Systems, Inc.
40	Expiration: Apr 06 at $35.00	4,000
	Jarden Corp.
30	Expiration: Jul 06 at $35.00	5,025
	Martha Stewart Living Omnimedia, Inc.
40	Expiration: May 06 at $17.50	3,000
	Matria Healthcare, Inc.
10	Expiration: Jun 06 at $40.00	1,975
	MICROS Systems, Inc.
10	Expiration: Jun 06 at $50.00	1,400
	Myriad Genetics, Inc.
30	Expiration: Aug 06 at $30.00	3,600
	Noven Pharmaceuticals, Inc.
25	Expiration: May 06 at $17.50	3,250
	NutriSystem, Inc.
40	Expiration: Apr 06 at $40.00	28,800
50	Expiration: Apr 06 at $45.00	18,500
	Shuffle Master, Inc.
15	Expiration: Apr 06 at $25.00	16,200
60	Expiration: Aug 06 at $25.00	66,600
	TASER International, Inc.
50	Expiration: May 06 at $10.00	5,250

4

	Telik, Inc.
52	Expiration: July 06 at $17.50		18,200
30	Expiration: Jan 07, at $20.00		17,850
			285,855

	Puts 0.34%
	Cephalon, Inc.
20	Expiration: Apr 06 at $70.00		19,400
	ImClone Systems, Inc.
70	Expiration: Apr 06 at $35.00		13,650
	KFx, Inc.
10	Expiration: Apr 06 at $17.50		550
	Telik, Inc.
50	Expiration: Apr 06 at $17.50		625
			34,225

	TOTAL OPTIONS PURCHASED
	(Cost $243,953)		320,080

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 13.53%
	Wachovia Bank - Grand Cayman
$1,363,690	4.000%, due 04/03/06		1,363,690

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS
	(Cost $1,363,690)		1,363,690

	TOTAL INVESTMENTS
	(Cost $9,330,009)	103.69%	$10,450,003
	Net Other Assets & Liabilities	(3.69)%	(371,735)
	NET ASSETS	100.00%	$10,078,268

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Security, or portion of security, is being held as collateral for short sales.
(c) ADR - American Depositary Receipt

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
3,000	Applera Corporation - Applied Biosystems Group	$(81,420)
2,000	Big 5 Sporting Goods Corporation	(39,160)
5,213	Genomic Health, Inc.	(54,059)
5,500	ImClone Systems, Inc.	(187,110)
1,000	Longs Drug Stores Corp.	(46,280)
2,500	NASDAQ 100 Index Fund	(104,850)
3,000	Tempur-Pedic International, Inc.	(42,450)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $551,501)	$(555,329)

5

FORWARD GLOBAL EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006    (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 96.63%
	Argentina 0.72%
25,500	Telecom Argentina SA, Sponsored ADR (a)(c)	$345,270

	Brazil 10.01%
10,000	Bradespar SA	332,857
5,400	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR ©	227,610
6,887	Cia Vale do Rio Doce	333,785
22,884	Petroleo Brasileiro SA, ADR (a)(c)	1,827,288
17,070	Tim Participacoes SA, ADR (c)(e)	632,102
12,918	Unibanco-Uniao de Bancos Brasileiros SA, ADR (c)	954,769
109,900	Vivo Participacoes SA, ADR (a)(c)	470,372
		4,778,783

	China 10.49%
924,000	Air China, Ltd. (a)	357,223
643,000	China Life Insurance Co., Class H (a)	812,052
130,000	China Mobile (Hong Kong), Ltd. (a)	682,681
405,917	China Telecom Corp., Ltd., Class H (a)	143,852
513,579	China Unicom, Ltd. (a)	416,960
370,000	CNOOC, Ltd. (a)	286,088
794,000	Denway Motors, Ltd.	309,523
360,000	Jiangxi Copper Co., Ltd. (a)	320,109
536,000	Lenovo Group, Ltd. (a)	203,767
8,440	NetEase.com, Inc., ADR (a)(c)	207,118
552,000	PetroChina Co., Ltd. (a)	576,197
16,900	Sohu.com, Inc. (a)	451,061
274,000	Yanzhou Coal Mining Co., Ltd.	238,342
		5,004,973

	Egypt 0.61%
5,300	Orascom Telecom Holding SAE (a)	291,129

	Hong Kong 2.13%
29,800	Esprit Holdings, Ltd.	231,953
48,000	Hutchison Whampoa, Ltd. (a)	440,111
94,000	Wharf (Holdings), Ltd. (a)	345,239
		1,017,303

	India 4.86%
11,400	Dr. Reddy’s Laboratories, Ltd., ADR (c)	357,960
12,300	ICICI Bank, Ltd. (c)	340,464
17,000	Patni Computer Systems, Ltd. (a)(c)	347,650
8,177	Satyam Computer Services, Ltd., ADR (c)	357,826
11,376	State Bank of India, GDR (b)	605,772
14,953	Tata Motors, Ltd., Sponsored ADR (c)	311,620
		2,321,292

1

	Indonesia 2.53%
1,183,915	PT Bank Mandiri	220,184
418,313	PT Bank Rakyat Indonesia	179,534
2,908,500	PT Bumi Resources Tbk	288,065
17,113	PT Telekomunikasi Indonsia, Sponsored ADR (c)	518,695
		1,206,478

	Israel 4.71%
109,931	Bank Hapoalim B.M. (a)	509,528
151,800	Bank Leumi Le-Israel	552,473
110,000	Israel Discount Bank (a)	208,060
51,800	Makhteshim-Agan Industries, Ltd.	269,480
17,200	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (c)	708,296
		2,247,837

	Malaysia 2.39%
185,500	Bumiputra-Commerce Holding Berhad	317,300
159,100	Telekom Malaysia Berhad (a)	403,895
184,375	Tenaga Nasional Berhad	420,502
		1,141,697

	Mexico 5.65%
21,803	America Movil SA de CV, ADR, Series L (c)	746,971
77,600	Empresas ICA SA de CV (a)	239,355
6,300	Fomento Economico Mexicano, SA de CV, Sponsored ADR	577,458
100,000	Grupo Financiero Banorte SA de CV	236,844
166,500	Grupo Mexico SA de CV	473,061
21,332	Grupo Televisa SA, Sponsored ADR (c)	424,507
		2,698,196

	Philippines 3.13%
88,612	ABS-CBN Broadcasting Corp., PDR (a)	20,352
1,785,963	Ayala Land, Inc.	392,730
218,756	Bank of the Philippine Islands	267,245
8,019	Philippine Long Distance Telephone Co. (a)	301,731
50,980	SM Investments Corp.	228,194
821,000	Universal Robina Corp.	284,847
		1,495,099

	Poland 0.51%
6,700	Polski Koncern Naftowy Orlen SA, GDR (b)	242,812

	Russia 5.76%
8,196	LUKOIL, Sponsored ADR (c)	683,546
15,700	Mobile TeleSystems (c)	519,670
9,581	OAO Gazprom, Sponsored ADR, Registered Shares (c)	876,662
9,630	OAO Vimpel-Communications, Sponsored ADR (a)(c)	414,186
3,700	RAO Unified Energy System, GDR (b)	252,340
		2,746,404

	Singapore 0.81%
236,000	Singapore Telecommunications, Ltd.	386,491

2

	Slovakia 0.00% (d)
525	Chirana Prema AS (a)	0

	South Africa 6.51%
18,860	Barloworld, Ltd.	406,295
19,600	Gold Fields, Ltd.	427,293
1,695	Impala Platinum Holdings, Ltd.	320,330
28,096	Nedbank Group, Ltd.	585,438
66,375	Sanlam, Ltd.	177,660
26,360	Sappi, Ltd.	393,487
15,100	Sasol, Ltd. (a)	570,736
16,224	Standard Bank Group, Ltd. (a)	223,180
		3,104,419

	South Korea 15.12%
21,360	Daewoo Engineering & Construction, Co., Ltd.	306,666
4,657	Hana Financial Group, Inc.	220,449
3,600	Hyundai Motor Co.	302,702
17,220	Kia Motors Corp.	353,563
8,030	Kookmin Bank	693,374
17,922	LG Corp.	622,516
4,980	LG Electronics, Inc.	403,874
48,900	Macquarie Korea Infrastructure Fund, GDR (a)(b)	352,285
5,159	POSCO, ADR (c)	329,144
18,140	Samsung Corp.	464,865
2,925	Samsung Electronics Co., Ltd.	1,896,516
3,130	Samsung Fire & Marine Insurance Co., Ltd. (a)	413,940
2,700	Samsung SDI Co., Ltd.	219,523
670	Shinsegae Co., Ltd.	305,470
13,900	SK Telecom Co., Ltd., ADR (c)	327,901
		7,212,788

	Taiwan 14.54%
158,049	Acer, Inc.	290,735
138,632	Asustek Computer, Inc.	375,905
258,620	AU Optronics Corp.	388,878
173,000	Cathay Financial Holding, Co., Ltd.	309,176
269,000	China Steel Corp. (a)	251,975
514,000	Chinatrust Financial Holding, Co., Ltd.	365,061
15,700	Chunghwa Telecom Co., Ltd., ADR (c)	307,563
190,000	Compal Electronics, Inc. (a)	194,075
94,000	Delta Electronics, Inc. (a)	218,679
415,346	First Financial Holding Co., Ltd.	296,913
39,000	Foxconn Technology Co., Ltd.	248,151
503,772	Fubon Financial Holding Co., Ltd.	426,873
45,887	Hon Hai Precision Industry Co., Ltd.	284,196
19,000	Largan Precision Co., Ltd.	308,529
20,000	MediaTek, Inc.	231,405
600,000	Mega Financial Holding Co., Ltd.	452,024
135,837	Quanta Computer, Inc.	223,088
308,992	Siliconware Precision Industries Co. (a)	402,259
442,577	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	875,499
769,243	United Microelectronics Corp. (a)	485,903
		6,936,887

3

	Thailand 3.55%
157,564	Bangkok Bank Public Co., Ltd. (a)	469,917
211,254	Kasikornbank Public Co., Ltd.	372,050
31,000	PTT Public Co., Ltd.	186,502
114,300	Siam Commercial Bank Public Co., Ltd.	185,137
1,747,300	True Corporation Public Co., Ltd. (a)	480,682
		1,694,288

	Turkey 2.60%
28,385	Akbank T.A.S.	238,389
11,923	Arcelik AS	98,362
37,867	Haci Omer Sabanci Holding AS	267,363
49,433	Koc Holding AS	262,689
23,133	Turkcell Iletisim Hizmetleri AS	147,860
27,338	Turkiye Is Bankasi, Class C	227,566
		1,242,229

	TOTAL COMMON STOCKS
	(Cost $36,444,009)	46,114,375

	PREFERRED STOCKS 2.32%
	Brazil 2.32%
17,008	Banco Bradesco SA, Preference No Par	608,828
10,982,600	Cia Energetica de Minas Gerais, Preference	498,887
		1,107,715

	TOTAL PREFERRED STOCKS
	(Cost $853,587)	1,107,715

	RIGHTS 0.00%(d)
	Thailand 0.00%(d)
47,704	True Corporation Public Co., Ltd., Rights (a)	0

	TOTAL RIGHTS
	(Cost $0)	0

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 5.14%
	Wells Fargo & Co. - Grand Cayman
$2,451,000	4.000%, due 04/03/06	2,451,000

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS
	(Cost $2,451,000)	2,451,000

	TOTAL INVESTMENTS 104.09%
	(Cost $39,748,596)	$49,673,090
	Net Other Assets and Liabilities (4.09)%	(1,951,744)
	NET ASSETS 100.00%	$47,721,346

4

Percentages are stated as a percent of net assets.

(a) Non- income producing security.
(b) GDR - Global Depositary Receipt
(c) ADR - American Depositary Receipt
(d) Amount represents less than 0.01%.
(e) Security, or portion of security, is currently on loan.

OTHER INFORMATION:
Sector Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Banks	20.29%
Information Technology	16.56%
Telecommunication Services	15.80%
Energy	12.10%
Financial Services	7.29%
Industrials	7.15%
Materials	6.54%
Consumer Discretionary	5.62%
Consumer Staples	2.93%
Utilities	2.44%
Healthcare	2.23%
Short-Term Bank Debt Instruments	5.14%
Net Other Assets and Liabilities	(4.09)%
NET ASSETS	100.00%

FORWARD HOOVER MINI-CAP FUND
PORTFOLIO OF INVESTMENTS (Note 1)
March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 94.71%
	Auto & Transportation 3.00%
16,200	Genesee & Wyoming Inc., Class A (a)	$497,016
27,600	LMI Aerospace, Inc. (a)	500,664
31,900	Republic Airways Holdings, Inc. (a)	472,439
		1,470,119

	Consumer Discretionary 25.80% (b)
77,600	24/7 Real Media, Inc. (a)	811,696
23,000	BJ’s Restaurants, Inc. (a)	621,000
9,000	Central Garden & Pet Co. (a)	478,260
37,100	Charlotte Russe Holding, Inc. (a)	793,940
39,100	Charming Shoppes, Inc. (a)	581,417
32,900	Christopher & Banks Corp.	763,609
46,900	Cosi, Inc. (a)	515,431
13,400	Deb Shops, Inc.	397,980
27,700	Everlast Worldwide, Inc. (a)	512,450
16,412	Hibbett Sporting Goods, Inc. (a)	541,432
53,000	ICT Group, Inc. (a)	1,441,600
55,300	IMAX Corp. (a)	561,295
10,800	Jack in the Box, Inc. (a)	469,800
15,300	Korn/Ferry International (a)	311,967
16,400	Morton’s Restaurant Group, Inc. (a)	285,032
21,600	Movado Group, Inc.	498,528
21,000	Ruth’s Chris Steak House, Inc. (a)	500,010
29,000	Shoe Carnival, Inc. (a)	724,420
11,200	The Dress Barn, Inc. (a)	537,040
6,000	The GEO Group, Inc. (a)	200,040
66,000	The Topps Company, Inc.	578,820
30,500	WebSideStory, Inc. (a)	524,295
		12,650,062

	Consumer Staples 1.66%
20,600	Lance, Inc.	463,500
7,600	Longs Drug Stores Corp.	351,728
		815,228

	Energy 4.18%
6,300	Berry Petroleum Co., Class A	431,235
6,600	Penn Virginia Corp.	468,600
31,900	Pioneer Drilling Co. (a)	524,117
13,275	TETRA Technologies, Inc. (a)	624,456
		2,048,408

1

	Financial Services 10.09%
15,200	Capital Corp. of the West	558,144
22,800	Cohen & Steers, Inc.	558,600
36,500	DiamondRock Hospitality Co.	504,065
18,400	Digital Realty Trust, Inc.	518,328
27,600	Equity Inns, Inc.	447,120
12,700	Glacier Bancorp, Inc.	394,335
16,800	H&E Equipment Services, Inc. (a)	489,216
13,800	Midwest Banc Holdings, Inc.	357,972
11,500	PrivateBancorp, Inc.	477,135
3,900	Texas Capital Bancshares, Inc. (a)	93,600
25,000	Thomas Weisel Partners Group LLC (a)	547,500
		4,946,015

	Healthcare 12.18%
12,100	Adeza Biomedical Corp. (a)	255,673
9,000	Amedisys, Inc. (a)	312,750
3,900	Analogic Corp.	258,180
81,300	Cholestech Corp. (a)	1,059,339
31,400	Five Star Quality Care, Inc. (a)	341,946
30,375	Healthcare Services Group, Inc.	648,810
15,600	IRIS International, Inc. (a)	243,828
23,500	Meridian Bioscience, Inc.	634,030
45,300	Psychemedics Corp.	805,887
13,700	Utah Medical Products, Inc.	438,400
15,000	Viasys Healthcare, Inc. (a)	451,200
15,100	West Pharmaceutical Services, Inc.	524,272
		5,974,315

	Materials & Processing 9.50%
21,300	Apogee Enterprises, Inc.	359,544
8,200	Ceradyne, Inc. (a)	409,180
22,400	Ennis, Inc.	436,800
25,500	Gammon Lake Resources, Inc. (a)	461,550
45,700	Intertape Polymer Group, Inc. (a)	393,020
17,400	Mobile Mini, Inc. (a)	538,008
9,300	Oregon Steel Mills, Inc. (a)	475,881
25,000	SMART Modular Technology, Inc. (a)	226,250
22,600	Trammell Crow Co. (a)	805,916
38,200	U.S. Concrete, Inc. (a)	552,372
		4,658,521

	Producer Durables 11.55%
13,400	A.S.V., Inc. (a)	431,748
25,900	American Ecology Corp.	527,842
39,700	Flanders Corp. (a)	463,696
31,900	Flow International Corp. (a)	420,123
14,800	Gehl Co. (a)	490,176
23,500	Kadant, Inc. (a)	533,450
32,500	Kimball International, Inc.	488,800
20,700	Napco Security Systems, Inc. (a)	343,413
62,000	Presstek, Inc. (a)	737,800

2

28,100	Technitrol, Inc.	673,838
9,100	United Industrial Corp.	554,463
		5,665,349

	Technology 16.75%
23,700	Aladdin Knowledge Systems, Ltd. (a)	532,065
44,000	Altiris, Inc. (a)	968,440
43,700	Ariba, Inc. (a)	427,386
33,300	Audiocodes, Ltd. (a)	460,206
22,700	Blackbaud, Inc.	481,013
35,500	Bottomline Technologies, Inc. (a)	487,415
31,300	Cbeyond Communications, Inc. (a)	552,445
20,100	Essex Corp. (a)	442,602
37,400	Informatica Corp. (a)	581,570
65,600	International DisplayWorks, Inc. (a)	429,680
81,000	Lattice Semiconductor Corp. (a)	539,460
45,500	Nuance Communications, Inc. (a)	537,355
3,800	ScanSource, Inc. (a)	229,558
56,200	Stellent, Inc.	666,532
40,100	VASCO Data Security International, Inc. (a)	328,018
16,300	WebEx Communications, Inc. (a)	548,821
		8,212,566

	TOTAL COMMON STOCKS
	(Cost $37,593,986)	46,440,583

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 5.03%
	Bank of America - Grand Cayman
$2,465,566	4.000%, due 04/03/06	2,465,566

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS
	(Cost $2,465,566)	2,465,566

	TOTAL INVESTMENTS 99.74%
	(Cost $40,059,552)	$48,906,149
	Net Other Assets and Liabilities 0.26%	128,649
	NET ASSETS 100.00%	$49,034,798

Percentages are stated as a percentage of net assets.

(a)	Non-income producing security.
(b)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

3

FORWARD HOOVER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 96.89%
	Auto & Transportation 2.68%
147,600	Genesee & Wyoming, Inc. (a)	$4,528,368
36,300	PHI, Inc. (a)	1,332,936
156,291	SkyWest, Inc.	4,574,638
95,700	Winnebago Industries, Inc.	2,903,538
		13,339,480

	Consumer Discretionary 22.88%
449,000	24/7 Real Media, Inc. (a)	4,696,540
125,100	AnnTaylor Stores Corp. (a)	4,602,429
236,700	Callaway Golf Co.	4,071,240
115,900	Central Garden & Pet Co. (a)	6,158,926
491,000	Charming Shoppes, Inc. (a)	7,301,170
163,950	Hibbett Sporting Goods, Inc. (a)	5,408,710
153,000	ICT Group, Inc. (a)	4,161,600
139,500	Intrawest Corp.	4,769,505
99,900	Jack in the Box, Inc. (a)	4,345,650
150,800	Korn/Ferry International (a)	3,074,812
160,600	Morton’s Restaurant Group, Inc. (a)	2,791,228
212,000	Movado Group, Inc.	4,892,960
80,500	PF Chang’s China Bistro, Inc. (a)	3,967,845
293,400	Quiksilver, Inc. (a)	4,066,524
184,800	Ruth’s Chris Steak House, Inc. (a)	4,400,088
138,700	Scientific Games Corp., Class A (a)	4,872,531
108,500	The Children’s Place Retail Stores, Inc. (a)	6,282,150
138,400	The Dress Barn, Inc. (a)	6,636,280
40,600	The GEO Group, Inc. (a)	1,353,604
141,950	The Men’s Wearhouse, Inc.	5,101,683
64,500	Tractor Supply Co. (a)	4,278,930
124,100	Vail Resorts, Inc. (a)	4,743,102
220,400	ValueClick, Inc. (a)	3,729,168
118,600	WESCO International, Inc. (a)	8,065,986
		113,772,661

	Consumer Staples 0.98%
105,500	Longs Drug Stores Corp.	4,882,540

	Energy 7.55%
127,800	Forest Oil Corp. (a)	4,751,604
117,200	Helix Energy Solutions, Inc. (a)	4,441,880
134,100	Range Resources Corp.	3,662,271
104,200	Southwestern Energy Co. (a)	3,354,198
179,700	Superior Energy Services, Inc. (a)	4,814,163
111,000	The Houston Exploration Co. (a)	5,849,700

1

134,375	TETRA Technologies, Inc. (a)	6,321,000
109,900	TODCO (a)	4,331,159
		37,525,975

	Financial Services 21.59%
66,400	Affiliated Managers Group, Inc. (a)	7,078,904
39,900	Alexandria Real Estate Equities, Inc.	3,803,667
159,600	BioMed Realty Trust, Inc.	4,730,544
211,300	Cohen & Steers, Inc.	5,176,850
49,800	Corporate Office Properties Trust	2,277,852
183,100	Crescent Real Estate Equities Co.	3,857,917
344,800	DiamondRock Hospitality Co.	4,761,688
155,900	Digital Realty Trust, Inc.	4,391,703
59,800	East West Bancorp, Inc.	2,305,290
272,800	Equity Inns, Inc.	4,419,360
107,800	Equity One, Inc.	2,647,568
61,500	First Midwest Bancorp, Inc.	2,249,055
94,400	Hilb Rogal & Hobbs Co.	3,891,168
107,800	Investment Technology Group, Inc. (a)	5,368,440
137,200	McGrath Rentcorp	4,124,232
112,200	Midwest Banc Holdings, Inc.	2,910,468
229,350	Raymond James Financial, Inc.	6,779,586
311,900	Sotheby’s Holdings, Inc. (a)	9,057,576
224,600	Sterling Bancshares, Inc.	4,054,030
57,000	SVB Financial Group (a)	3,023,850
37,300	Texas Capital Bancshares, Inc. (a)	895,200
148,800	Thomas Weisel Partners Group LLC (a)	3,258,720
218,400	Waddell & Reed Financial, Inc., Class A	5,045,040
166,600	Whitney Holding Corp.	5,907,636
110,700	Zenith National Insurance Corp.	5,327,991
		107,344,335

	Healthcare 9.04%
122,100	Adeza Biomedical Corp. (a)	2,579,973
38,300	Analogic Corp.	2,535,460
100,000	China Medical Technologies, Inc., Sponsored ADR (a)(b)	3,021,000
63,700	Haemonetics Corp. (a)	3,234,049
109,400	Healthcare Services Group, Inc.	2,336,784
142,700	IRIS International, Inc. (a)	2,230,401
231,150	Meridian Bioscience, Inc.	6,236,427
32,900	Pediatrix Medical Group, Inc. (a)	3,376,856
127,800	Psychiatric Solutions, Inc. (a)	4,234,014
201,000	Symmetry Medical, Inc. (a)	4,263,210
191,700	Viasys Healthcare, Inc. (a)	5,766,336
147,800	West Pharmaceutical Services, Inc.	5,131,616
		44,946,126

	Materials & Processing 8.18%
196,800	Apogee Enterprises, Inc.	3,321,984
82,700	Barnes Group, Inc.	3,349,350
90,400	Ceradyne, Inc. (a)	4,510,960
62,900	Granite Construction, Inc.	3,061,972
62,400	Harsco Corp.	5,155,488
168,600	Mobile Mini, Inc. (a)	5,213,112

2

175,600	Oregon Steel Mills, Inc. (a)		8,985,452
61,800	Steel Dynamics, Inc.		3,505,914
99,600	Trammell Crow Co. (a)		3,551,736
			40,655,968

	Producer Durables 12.88%
127,700	A.S.V., Inc. (a)		4,114,494
69,000	Actuant Corp., Class A		4,224,180
51,700	AMETEK, Inc.		2,324,432
144,600	Champion Enterprises, Inc. (a)		2,163,216
269,000	Flow International Corp. (a)		3,542,730
140,300	Gehl Co. (a)		4,646,736
80,400	Kennametal, Inc.		4,915,656
320,500	Kimball International, Inc.		4,820,320
64,900	Plantronics, Inc.		2,299,407
180,200	Presstek, Inc. (a)		2,144,380
216,800	Steelcase, Inc., Class A		3,902,400
275,600	Technitrol, Inc.		6,608,888
138,300	Tektronix, Inc.		4,938,693
60,500	The Manitowoc Co., Inc.		5,514,575
129,500	United Industrial Corp.		7,890,435
			64,050,542

	Technology 11.11%
218,100	Altiris, Inc. (a)		4,800,381
338,600	Audiocodes Ltd. (a)		4,679,452
146,800	Avocent Corp. (a)		4,659,432
73,000	CACI International, Inc. (a)		4,799,750
268,500	Cypress Semiconductor Corp. (a)		4,551,075
83,700	DRS Technologies, Inc.		4,592,619
197,800	Essex Corp. (a)		4,355,556
434,300	Foundry Networks, Inc. (a)		7,886,888
311,000	Informatica Corp. (a)		4,836,050
206,800	Nuance Communications, Inc. (a)		2,442,308
36,900	ScanSource, Inc. (a)		2,229,129
160,200	WebEx Communications, Inc. (a)		5,393,934
			55,226,574

	TOTAL COMMON STOCKS
	(Cost $390,612,528)		481,744,201

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 4.75%
	CitiBank - Grand Cayman
$23,607,264	4.000%, due 04/03/06		23,607,264

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS
	(Cost $23,607,264)		23,607,264

	TOTAL INVESTMENTS
	(Cost $414,219,792)	101.64%	$505,351,465
	Net Other Assets and Liabilities	(1.64)%	(8,144,673)
	NET ASSETS	100.00%	$497,206,792

3

Percentages are stated as a percentage of net assets.

(a) Non-income producing security.
(b) ADR - American Depositary Receipt

4

FORWARD INTERNATIONAL EQUITY FUND*

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 97.74%
	Australia 3.13%
33,700	AMP, Ltd. (a)	$208,578
65,000	Futuris Corp., Ltd.	104,747
22,000	Iluka Resources, Ltd.	122,987
47,200	Lion Selection Group, Ltd.	71,014
102,300	Pacific Brands, Ltd.	174,338
82,100	Telestra Corp., Ltd.	218,944
		900,608

	Austria 1.51%
5,100	Raiffeisen International Bank-Holding AG (a)	434,494

	Belgium 1.00%
4,000	Delhaize Group (a)	286,565

	Brazil 2.12%
5,300	Banco Nossa Caixa SA	116,958
4,627	Companhia de Bebidas das Americas, ADR (b)	198,776
2,500	Petroleo Brasileiro SA, ADR (a)(b)	199,625
21,700	Vivo Participacoes SA, ADR (a)(b)	92,876
		608,235

	Canada 3.83%
32,100	iShares MSCI Canada Index Fund	758,523
4,454	Suncor Energy, Inc.	343,047
		1,101,570

	Czechoslovakia 0.65%
5,400	CEZ AS	187,687

	Egypt 0.55%
2,900	Orascom Telecom Holding SAE, GDR (c)	158,630

	Finland 1.28%
14,600	Fortum Oyj (a)(d)	367,853

	France 9.56%
10,900	Air France-KLM (a)	256,295
7,300	Axa, ADR (b)	255,208
5,740	Axalto Holding NV (a)	186,855
19,780	Bull SA (a)	238,172
2,710	Pernod Recard SA (a)	518,492
10,700	Publicis Groupe (a)	416,947
2,250	Total SA, ADR (a)(b)	296,393
2,200	Total SA (a)	579,592
		2,747,954

1

	Germany 5.85%
2,440	Allianz AG (a)	407,307
11,300	Deutsche Post AG (a)	282,110
2,600	E.ON AG (a)	285,851
10,300	Hypo Real Estate Holding AG	706,743
		1,682,011

	Greece 5.34%
31,140	Bank of Cyprus Public Co., Ltd. (a)	260,775
34,900	Hellenic Exchanges SA	549,048
6,500	National Bank of Greece SA (a)	305,201
11,000	Opap SA (a)	419,851
		1,534,875

	Hong Kong 0.96%
26,000	Cheung Kong (Holdings), Ltd. (a)	275,585

	Hungary 1.13%
3,200	MOL Magyar Olaj-es Gazipari Rt., GDR (c)	325,760

	Italy 5.64%
10,000	Autostrade SpA (a)	246,993
26,200	Compagnie Assicuratrice Unipol SpA	84,893
58,400	Danieli SpA	392,236
14,300	Fondiaria-Sai SpA	440,937
63,100	UniCredito Italiano SpA (a)	455,492
		1,620,551

	Japan 17.58%
6,300	Aeon Credit Service Co., Ltd.	190,084
4,000	Aoyama Trading Co., Ltd. (a)	131,876
5,600	Arnest One Corp.	176,557
16,000	Asahi Glass Co., Ltd. (a)	238,529
81	Astellas Pharma, Inc. (a)	3,069
21,000	Bank of Fukuoka, Ltd.	176,735
8,400	Century Leasing System, Inc.	140,961
13,000	Daiwa Securities Group, Inc.	173,972
22,000	The Eighteenth Bank, Ltd.	135,367
24,000	Fujitsu, Ltd.	201,983
9,100	GLORY, Ltd.	196,669
7,200	Hitachi Chemical Co., Ltd.	206,255
21,000	ITOCHU Corp. (a)	179,939
18,000	Kyowa Exeo Corp.	233,105
26,000	Mitsubishi Electric Corp.	220,137
19	Mitsubishi UFJ Financial Group, Inc.	289,855
34,000	Mitsui Mining & Smelting Co., Ltd.	237,444
8,000	Ricoh Co., Ltd. (a)	155,945
19,000	Sekisui Chemical Co., Ltd. (a)	160,548
18,000	Shochiku Co., Ltd.	160,031
1,000	SMC Corp.	155,437
13,000	Sompo Japan Insurance, Inc.	188,075
19,000	Sumitomo Heavy Industries, Ltd.	182,126
18	Sumitomo Mitsui Financial Group, Inc. (a)	198,322
10,000	Sumitomo Realty & Development Co., Ltd. (a)	276,295

2

5,600	Toyota Motor Corp.	305,178
33	West Japan Railway Co.	139,003
		5,053,497

	Luxembourg 1.90%
13,900	Arcelor	547,193

	Mexico 0.69%
3,100	Coca-Cola Femsa, SA de CV, ADR (b)	102,920
4,800	Grupo Televisa SA, ADR (b)	95,520
		198,440

	Netherlands 2.61%
24,000	Royal Dutch Shell Plc, Class A (a)	749,909

	Norway 4.28%
343,490	Fjord Seafood ASA (a)	418,185
42,800	Tandberg ASA (a)(d)	386,402
39,700	Telenor ASA (a)	426,469
		1,231,056

	Philippines 0.58%
753,200	Ayala Land, Inc.	165,627

	Russia 0.70%
2,200	OAO Gazprom, GDR (b)	201,300

	South Korea 2.56%
1,900	Hyundai Department Store Co., Ltd.	177,554
2,900	Kookmin Bank, ADR (b)	248,008
480	Samsung Electronics Co., Ltd.	311,223
		736,785

	Spain 4.66%
19,900	Banco Bilbao Vizcaya Argentaria SA (a)	414,694
20,900	Corporacion Dermoestetica (a)	196,268
6,100	Fadesa Inmobiliaria SA	219,613
4,200	Fomento de Construcciones y Contratas SA (a)	310,550
15,300	Telefonica Moviles SA (a)	197,189
		1,338,314

	Sweden 3.25%
11,700	Capio AB (a)	218,426
7,400	Modern Times Group AB, Class B (a)	347,512
13,300	Svenska Handelsbanken AB (a)	369,459
		935,397

	Switzerland 4.41%
7,200	Credit Suisse Group	403,015
3,990	Julius Baer Holding, Ltd.	359,965
9,100	Novartis AG	504,840
		1,267,820

3

	Taiwan 1.27%
18,200	Hon Hai Precision Industry Co., Ltd., GDR (c)	225,316
13,800	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (b)	138,828
		364,144

	Thailand 0.68%
65,400	Bangkok Bank Public Co., Ltd. (a)	195,048

	Turkey 1.02%
35,300	Turkiye Is Bankasi	293,839

	United Kingdom 9.00%
5,000	Carnival Plc (a)	245,438
18,000	GlaxoSmithKline Plc (a)	469,888
83,800	IG Group Holdings Plc	318,327
7,930	Investcom Llc, GDR (a)(c)	122,915
139,100	Old Mutual Plc (a)	485,567
10,200	Shire Plc (a)	156,312
8,500	Standard Chartered Plc (a)	211,129
28,500	William Hill Plc (a)	296,360
29,800	Yell Group Plc (a)	281,449
		2,587,385

	TOTAL COMMON STOCKS (Cost $23,215,183)	28,098,132

	PREFERRED STOCKS 0.41%
	Italy 0.41%
42,550	Compagnia Assicuratrice Unipol SpA	119,075

	TOTAL PREFERRED STOCKS (Cost $110,007)	119,075

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 0.22%
	Brown Brothers Harriman & Co. - Grand Cayman
$61,236	4.000%, due 04/03/06	61,236

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS (Cost $61,236)	61,236

	TOTAL INVESTMENTS 98.37%
	(Cost $23,386,426)	$28,278,443
	Net Other Assets and Liabilities 1.63%	469,090
	NET ASSETS 100.00%	$28,747,533

Percentages are stated as a percent of net assets.

(a) Non- income producing security.
(b) ADR - American Depositary Receipt.
(c) GDR - Global Depositary Receipt.
(d) Security, or portion of security, is currently on loan.
* Prior to September 1, 2005, the Forward International Equity Fund was know as the International Growth Fund.

4

OTHER INFORMATION:

Sector Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Financial Services	19.95%
Banks	16.74%
Industrials	11.21%
Consumer Discretionary	11.09%
Energy	9.38%
Information Technology	6.42%
Consumer Staples	5.67%
Healthcare	5.39%
Materials	4.12%
Telecommunication Services	3.81%
Utilities	2.91%
Consumer Cyclical	1.46%
Short-Term Bank Debt Instruments	0.22%
Net Other Assets and Liabilities	1.63%
NET ASSETS	100.00%

5

FORWARD INTERNATIONAL SMALL COMPANIES FUND

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 95.00%
	Australia 3.62%
500,000	A.B.C. Learning Centres, Ltd.	$2,969,845
335,000	ABB Grain, Ltd., Class B	1,839,308
1,300,000	Bendigo Mining, Ltd. (a)	2,094,935
375,000	McGuigan Simeon Wines, Ltd.	874,375
980,000	Sigma Pharmaceuticals, Ltd.	1,851,786
1,180,000	Timbercorp, Ltd.	3,155,238
		12,785,487

	Austria 5.48%
24,500	Andritz AG	3,563,663
31,626	austriamicrosystems AG (a)	1,863,342
12,370	Boehler-Uddeholm AG (a)	2,544,960
203,750	Century Casinos, Inc., ADC (a)(c)	2,125,530
30,500	EVN AG (a)	3,091,341
220,400	Immoeast Immobilien Anlagen AG (a)	2,413,917
258,579	SkyEurope Holding AG (a)(d)	1,849,452
30,780	Wiener Staedtische Allgemeine Versicherung AG	1,899,770
		19,351,975

	Belgium 1.71%
58,644	ICOS Vision Systems NV (a)(c)(d)	3,001,397
30,000	Option NV (a)(c)	3,020,695
		6,022,092

	Denmark 0.72%
22,000	Bang & Olufsen A/S, Class B	2,543,724

	Finland 0.83%
75,800	Metso Corp. (a)(c)	2,921,735

	France 7.46%
50,070	April Group	2,543,796
46,134	bioMerieux (a)	2,596,189
236,130	Bull SA (a)(c)	2,843,390
26,160	Cegedim SA (d)	2,387,104
79,983	CS Communication & Systemes (a)	3,658,910
55,000	Groupe Steria SCA	3,371,354
1,251,100	SCOR (a)	3,179,608
22,000	Seche Environnement (a)	2,635,847
85,000	SR Teleperformance (a)	3,116,907
		26,333,105

	Germany 5.51%
11,630	Bijou Brigitte Modische Accessoires AG (d)	3,326,577
135,000	Gerry Weber International AG	2,801,948
125,000	IVG Immobilien AG	3,754,689
127,000	Pfleiderer AG (a)	3,318,323

1

19,500	Rational AG (a)	3,148,130
40,000	Rheinmetall AG	3,099,601
		19,449,268

	Greece 0.86%
100,000	Piraeus Bank SA (a)	3,025,535

	Hong Kong 3.93%
343,000	China Shineway Pharmaceuticals Group, Ltd. (a)	282,892
4,700,000	CITIC International Financial Holdings, Ltd. (a)	2,104,744
1,100,000	Hysan Development Co., Ltd. (a)	3,132,793
1,500,000	Kowloon Development Co., Ltd. (a)	2,590,256
1,000,000	Moulin Global Eyecare Holdings, Ltd. (a)(d)	0
5,200,000	Pacific Basin Shipping, Ltd.	2,395,665
5,000,000	Prime Success International Group, Ltd.	3,350,580
		13,856,930

	Indonesia 0.15%
80,000,000	PT Bank Century Tbk (a)(d)	528,227

	Ireland 1.79%
65,000	FBD Holdings Plc	3,103,292
210,000	Kingspan Group Plc	3,202,227
		6,305,519

	Italy 5.28%
380,809	Astaldi SpA	2,696,034
100,000	Biesse SpA	1,316,713
240,900	Credito Emiliano SpA	3,303,155
701,140	Hera SpA	2,117,081
217,152	Milano Assicurazioni SpA	1,579,431
200,900	Recordati SpA (a)	1,570,633
28,000	Tod’s SpA	2,158,199
125,200	Valentino Fashion Group SpA (a)	3,884,942
		18,626,188

	Japan 20.57%
221,000	CKD Corp.	3,626,206
170,000	Daimei Telecom Engineering Corp.	2,381,642
673,000	DAISO Co., Ltd.	2,709,340
110,500	Espec Corp.	1,833,706
100,000	Fujimi, Inc.	2,347,656
85,000	Hamamatsu Photonics K.K. (a)	2,622,256
600,000	Haseko Corp. (a)(c)	2,257,818
180,000	Heiwa Corp. (c)	2,764,302
110,000	HIRANO TECSEED Co., Ltd.	2,335,367
170,000	Hitachi Koki Co., Ltd.	2,847,021
92,000	Izumi Co., Ltd. (c)	3,290,448
155,000	Japan General Estate Co., Ltd.	3,192,220
400,000	Keiyo Bank, Ltd.	2,752,776
235,000	Nabtesco Corp.	2,911,857
410,000	Nippon Koei Co., Ltd.	1,647,089
99,600	Nippon Seiki Co., Ltd.	2,089,245
41,600	Okinawa Electric Power Co., Inc.	2,492,686

2

665	Pasona, Inc.	1,561,192
400,000	Ryobi, Ltd.	2,932,452
250,000	Ryowa Life Create Co., Ltd. (c)	2,394,271
90,000	Seijo Corp.	2,448,513
332,000	Shizuoka Gas Co., Ltd. (a)	2,284,804
280,000	SMBC Friend Securities Co., Ltd.	2,468,006
40,000	Stella Chemifa Corp. (c)	1,993,389
55,000	Sysmex Corp.	2,391,304
260,000	The Tokushima Bank, Ltd.	2,113,230
300,000	Tokyo Tatemono Co., Ltd. (a)	3,264,683
200,000	Toyama Chemical Co., Ltd. (a)	1,830,664
185,000	Toyo Suisan Kaisha, Ltd.	2,817,569
		72,601,712

	Netherlands 2.60%
45,000	Fugro NV	1,729,094
35,060	Koninklijke BAM Groep NV (a)	3,551,400
3,750	Koninklijke Boskalis Westminster NV (a)	242,222
62,960	Nutreco Holding NV (a)	3,655,840
		9,178,556

	Norway 2.71%
666,740	Acta Holding ASA (c)	2,651,558
3,442,860	Pan Fish ASA (a)(c)	3,409,863
250,000	Subsea 7, Inc. (a)(c)	3,485,502
		9,546,923

	Singapore 3.31%
1,280,000	Jurong Technologies Industrial Co., Ltd.	1,265,643
2,000,000	KS Energy Services, Ltd.	3,806,816
1,500,000	Parkway Holdings, Ltd.	2,280,382
2,300,000	Petra Foods, Ltd. (a)(d)	1,762,507
4,500,000	United Test and Assembly Center, Ltd. (a)	2,572,382
		11,687,730

	Spain 0.66%
40,000	Banco Pastor SA	2,322,159

	Sweden 5.46%
200,000	Bergman & Beving AB, Class B (d)	3,515,660
300,400	Boliden AB (a)	4,606,002
83,670	Brostrom AB, Class B	1,851,890
100,000	Hexagon AB, Class B (c)	3,387,351
80,000	Kungsleden AB	3,038,352
189,410	Micronic Laser Systems AB (a)	2,867,750
		19,267,005

	Switzerland 5.48%
20,860	Advanced Digital Broadcast Holdings SA (a)	1,980,814
25,000	BKW FMB Energie AG	2,238,121
42,293	Dufry Group (a)(d)	3,074,325
4,000	Geberit AG	3,810,544
64,400	Logitech International SA, Registered Shares (a)	2,567,327

3

12,500	SIG Holding AG (a)	2,658,964
18,000	Ypsomed Holding AG (a)	3,005,280
		19,335,375

	United Kingdom 16.87%
365,800	Amlin Plc (a)	1,763,901
240,000	Associated British Ports Holdings Plc (a)	3,011,864
170,000	AWG Plc	3,373,343
380,000	Balfour Beatty Plc (a)	2,451,953
566,900	Bodycote International Plc (a)	2,713,946
175,000	BowLeven Plc (a)	519,822
181,200	Charter Plc (a)	2,311,673
1,000,000	FKI Plc (a)	2,185,527
78,000	Forth Ports Plc (a)	2,509,713
60,000	Inchcape Plc (a)	2,713,176
1,281,660	Indago Petroleum, Ltd. (a)(d)	1,296,066
420,000	Laird Group Plc (a)	3,250,971
400,000	Lancashire Holdings, Ltd.-W/I (a)	2,209,811
58,000	Lonmin Plc (a)	2,679,074
170,000	Playtech, Ltd. (a)	805,002
165,000	Premier Oil Plc (a)	2,690,280
286,930	Redrow Plc (a)	2,759,708
1,900,000	Regus Group Plc (a)	3,740,547
371,600	SCI Entertainment Group Plc (a)	3,248,567
330,000	Shaftesbury Plc (a)	3,019,410
560,000	St. James’s Place Capital Plc (a)	3,186,013
180,000	Stanley Leisure Plc (a)	2,291,681
400,000	Tullow Oil Plc (a)	2,352,043
320,000	Wolfson Microelectronics Plc (a)	2,456,116
		59,540,207

	TOTAL COMMON STOCKS (Cost $280,716,526)	335,229,452

	RIGHTS 0.11%
	Germany 0.02%
102,000	Pfleiderer AG, Rights (a)	61,721

	Sweden 0.09%
100,000	Hexagon AB, Rights (a)	340,018

	TOTAL RIGHTS (Cost $0)	401,739

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 11.76%
	Wells Fargo & Co. - Grand Cayman
$41,496,000	4.000%, due 04/03/06	41,496,000

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS (Cost $41,496,000)	41,496,000

	TOTAL INVESTMENTS 106.87%
	(Cost $322,212,526)	$377,127,191

4

Net Other Assets and Liabilities (6.87)%	(24,254,813)
NET ASSETS 100.00%	$352,872,378

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) ADC - Austrian Depositary Certificates
(c) Security, or portion of security, is currently on loan.
(d) Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.
Information related to these is securities is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
01/13/2006	Bergman & Beving AB, Class B	$2,889,036	$3,515,660	1.00%
07/28/2004	Bijou Bridgitte Modische Accessoires AG	$2,169,407	$3,326,577	0.94%
07/06/2004	Cegedim SA	$2,252,053	$2,387,104	0.68%
10/11/2004	Century Casinos, Inc., ADC	$1,475,034	$2,125,530	0.60%
02/09/2006	Dufry Group	$2,733,507	$3,074,325	0.87%
12/10/2004	ICOS Vision Systems NV	$1,869,460	$3,001,397	0.85%
12/12/2005	Indago Petroleum, Ltd.	$1,271,068	$1,296,066	0.37%
05/15/2003	Moulin Global Eyecare Holdings, Ltd. (e)	$613,587	$0	0.00%
04/29/2005	Petra Foods, Ltd.	$1,491,847	$1,762,507	0.50%
02/25/2005	PT Bank Century Tbk	$907,358	$528,227	0.15%
09/22/2005	SkyEurope Holding AG	$1,664,979	$1,849,452	0.52%

(e)  Fair Valued security.

OTHER INFORMATION:

Sector Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Industrials	23.47%
Consumer Discretionary	17.31%
Financial Services	12.98%
Information Technology	11.69%
Consumer Staples	6.07%
Healthcare	5.16%
Materials	4.97%
Banks	4.58%
Utilities	4.40%
Energy	3.42%
Machinery Diversified	1.06%
Short-Term Bank Debt Instruments	11.76%
Net Other Assets and Liabilities	(6.87)%
NET ASSETS	100.00%

5

FORWARD LEGATO FUND

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 98.87%
	Auto & Transportation 4.02%
1,706	Aviall, Inc. (a)	$64,964
3,817	Fleetwood Enterprises, Inc. (a)	42,636
1,670	Keystone Automotive Industries, Inc. (a)	70,491
3,000	Knight Transportation, Inc.	59,250
2,141	Wabtec Corp.	69,797
2,050	Winnebago Industries, Inc.	62,197
		369,335

	Consumer Discretionary 14.29%
572	Administaff, Inc.	31,094
1,125	Advisory Board Co. (a)	62,741
1,195	Arbitron, Inc.	40,415
1,381	California Pizza Kitchen, Inc. (a)	44,813
5,209	Casual Male Retail Group, Inc. (a)	50,736
1,300	Cherokee, Inc.	52,351
1,238	Copart, Inc. (a)	33,983
3,702	Corinthian Colleges, Inc. (a)	53,309
2,516	Cost Plus, Inc. (a)	43,024
1,971	DeVry, Inc. (a)	44,880
5,477	DiamondCluster International, Inc. (a)	58,604
2,310	Fred’s, Inc.	30,631
3,640	Gentex Corp.	63,554
1,900	Iconix Brand Group, Inc. (a)	27,645
1,592	Jarden Corp. (a)	52,297
1,225	LoJack Corporation (a)	29,376
1,500	Matthews International Corp., Class A	57,390
1,272	O’Charleys Inc. (a)	23,481
3,255	Playboy Enterprises, Inc., Class B (a)	46,221
3,101	Reader’s Digest Association, Inc.	45,740
1,450	Ritchie Bros. Auctioneers, Inc.	71,775
4,810	Rollins, Inc.	97,354
1,320	The Cheesecake Factory, Inc. (a)	49,434
1,250	School Specialty, Inc. (a)	43,125
1,075	SCP Pool Corp.	50,428
868	Service Corporation International	6,770
2,249	Sturm, Ruger, & Co., Inc.	17,947
1,325	Universal Technical Institute, Inc. (a)	39,882
1,600	Yankee Candle Co., Inc.	43,792
		1,312,792

	Consumer Staples 3.10%
4,596	Del Monte Foods Co.	54,508
1,307	Gold Kist, Inc. (a)	16,520
2,482	Lance, Inc.	55,845
2,130	Performance Food Group Co. (a)	66,435
2,610	United Natural Foods, Inc. (a)	91,272
		284,580

1

	Energy 5.72%
1,051	CARBO Ceramics, Inc.	59,812
1,400	Encore Acquisition Co. (a)	43,400
2,844	Global Industries, Ltd. (a)	41,210
3,350	Hanover Compressor Co. (a)	62,377
916	James River Coal Co. (a)	31,116
4,143	Matrix Service Co. (a)	47,562
1,250	St. Mary Land & Exploration Co.	51,037
3,320	W-H Energy Services, Inc. (a)	147,707
1,021	Whiting Petroleum Corp. (a)	41,851
		526,072

	Financial Services 8.29%
2,500	Boston Private Financial Holdings, Inc.	84,475
1,477	Cedar Shopping Centers, Inc.	23,396
2,000	FactSet Research Systems, Inc.	88,700
2,250	Financial Federal Corp.	65,925
1,025	First Industrial Realty Trust, Inc.	43,757
1,238	GATX Corp.	51,117
1,234	Hanover Insurance Group, Inc.	64,686
2,014	Kronos, Inc. (a)	75,304
670	Portfolio Recovery Associates, Inc. (a)	31,376
1,500	PrivateBancorp, Inc.	62,235
742	The First Marblehead Corp.	32,092
925	TSX Group, Inc.	41,597
557	WestAmerica BanCorp.	28,919
2,500	World Acceptance Corp. (a)	68,500
		762,079

	Healthcare 20.41%
1,980	American Medical Systems Holdings, Inc. (a)	44,550
1,800	Angiodynamics, Inc. (a)	54,108
1,240	ArthroCare Corp. (a)	59,297
850	Aspect Medical Systems, Inc. (a)	23,324
4,780	Cepheid, Inc. (a)	43,785
1,040	Chemed Corp.	61,714
1,900	Computer Programs & Systems, Inc.	95,000
2,986	Gentiva Health Services, Inc. (a)	54,375
2,870	Greatbatch, Inc. (a)	62,882
2,910	Integra LifeSciences Holdings (a)	119,252
1,500	Kensey Nash Corp. (a)	42,900
2,742	K-V Pharmaceutical Co., Class A (a)	66,137
1,435	Kyphon, Inc. (a)	53,382
1,500	Landauer, Inc.	75,330
1,319	LifePoint Hospitals, Inc. (a)	41,021
1,300	Medicis Pharmaceutical, Class A	42,380
1,000	Mentor Corp.	45,310
740	Millipore Corp. (a)	54,064
1,910	Neogen Corp. (a)	46,795
1,799	Par Pharmaceutical Cos., Inc. (a)	50,696
1,480	Pediatrix Medical Group, Inc. (a)	151,907
1,432	PolyMedica Corp.	60,659
4,247	PSS World Medical, Inc. (a)	81,925

2

1,400	Psychemedics Corp.	24,906
2,030	Rotech Healthcare, Inc. (a)	29,455
1,694	Serologicals Corp. (a)	41,435
1,096	Sunrise Senior Living, Inc. (a)	42,711
2,650	SurModics, Inc. (a)	93,704
3,260	Synovis Life Technologies, Inc. (a)	33,382
2,350	Techne Corp. (a)	141,329
2,191	U.S. Physical Therapy, Inc. (a)	37,488
		1,875,203

	Industrials 6.22%
914	Commercial Metals Co.	48,890
1,420	Corporate Executive Board Co.	143,278
3,130	Federal Signal Corp.	57,905
8,500	First Consulting Group, Inc. (a)	62,815
1,590	G & K Services, Inc., Class A	67,639
1,950	Mobile Mini, Inc. (a)	60,294
1,930	Stericycle, Inc. (a)	130,506
		571,327

	Information Technology 20.79%
1,900	Ansoft Corp. (a)	79,211
1,425	Ansys, Inc. (a)	77,164
1,019	Avid Technology Corp. (a)	44,286
2,000	Avocent Corp. (a)	63,480
2,250	Blackboard, Inc. (a)	63,922
1,990	Cree, Inc. (a)	65,292
5,970	Digi International, Inc. (a)	69,670
1,670	Digital Insight Corp. (a)	60,788
3,320	Echelon Corp. (a)	31,341
7,230	Entegris, Inc. (a)	76,927
920	F5 Networks, Inc. (a)	66,691
1,106	FileNET Corp. (a)	29,884
1,850	Hutchinson Technology, Inc. (a)	55,814
1,000	II-VI, Inc. (a)	18,090
1,829	Integrated Device Technology, Inc. (a)	27,179
1,446	Internet Security Systems, Inc. (a)	34,675
3,556	iPass, Inc. (a)	28,484
3,699	IXYS Corp. (a)	34,105
4,380	Keane, Inc. (a)	68,985
1,871	ManTech International Corp., Class A (a)	62,155
1,330	Maximus, Inc.	47,853
4,490	Microsemi Corp. (a)	130,704
2,340	National Instruments Corp.	76,331
2,250	Power Integrations, Inc. (a)	55,755
1,225	Rimage Corp. (a)	27,661
1,641	Rudolph Technologies, Inc. (a)	27,979
2,610	Semtech Corp. (a)	46,693
1,910	Sybase, Inc. (a)	40,339
1,100	Tech Data Corp. (a)	40,601
5,269	The BISYS Group, Inc. (a)	71,026
1,850	Trimble Navigation, Ltd. (a)	83,342
2,380	Verint Systems, Inc. (a)	84,181
3,560	WebEx Communications, Inc. (a)	119,865
		1,910,473

3

	Materials & Processing 4.97%
1,457	Acuity Brands, Inc.	58,280
1,126	Airgas, Inc.	44,015
2,250	Amcol International Corp.	64,800
2,000	Simpson Manufacturing Co., Inc.	86,600
4,307	Spartech Corp.	103,368
2,520	Symyx Technologies, Inc. (a)	69,905
1,501	Worthington Industries, Inc.	30,110
		457,078

	Other 1.73%
1,495	ADVO, Inc.	47,840
2,850	Raven Industries, Inc.	111,463
		159,303

	Producer Durables 9.18%
1,575	A.S.V., Inc. (a)	50,747
721	AMETEK, Inc.	32,416
1,592	Applied Signal Technology, Inc.	31,569
3,046	BE Aerospace, Inc. (a)	76,516
6,200	C&D Technologies, Inc.	57,288
3,736	Champion Enterprises, Inc. (a)	55,891
1,474	Cognex Corp.	43,689
1,441	Crane Co.	59,095
500	Curtiss-Wright Corp.	33,100
1,439	Esterline Technologies Corp. (a)	61,517
1,500	Franklin Electric Co., Inc.	81,975
2,584	General Cable Corp. (a)	78,373
1,121	IDEX Corp.	58,483
1,190	Park-Ohio Holdings Corp. (a)	23,752
1,750	Plantronics, Inc.	62,003
1,340	Varian Semiconductor Equipment Associates, Inc. (a)	37,627
		844,041

	Telecommunications 0.15%
1,129	Alaska Communications Systems Group, Inc.	13,695

	TOTAL COMMON STOCKS (Cost $7,518,536)	9,085,978

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 0.13%
	Brown Brothers Herriman & Co. - Grand Cayman
$12,183	4.000%, due 04/03/06	12,183

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS (Cost $12,183)	12,183

4

TOTAL INVESTMENTS 99.00%
(Cost $7,530,719)	$9,098,161
Net Other Assets and Liabilities 1.00%	91,505
NET ASSETS 100.00%	$9,189,666

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

5

SIERRA CLUB EQUITY INCOME FUND*

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 77.79%
	Air & Freight Logistics 0.51%
5,000	Pacer International, Inc.	$163,400

	Banks 7.56%
16,493	Astoria Financial Corp.	510,624
7,000	Bank of America Corp.	318,780
5,000	KeyCorp	184,000
8,892	Northern Trust Corp.	466,830
2,100	SunTrust Banks, Inc.	152,796
14,894	U.S. Bancorp	454,267
5,000	Wells Fargo & Co.	319,350
		2,406,647

	Biotechnology 5.59%
6,323	Amgen, Inc. (a)	459,998
10,000	Celgene Corp. (a)	442,200
2,450	Genzyme Corp. (a)	164,689
11,499	Gilead Sciences, Inc. (a)	715,468
		1,782,355

	Commercial Services & Supplies 8.86%
1,243	Ceridian Corp. (a)	31,634
7,000	CheckFree Corp. (a)	353,500
4,000	Corporate Executive Board Co.	403,600
3,773	Dun & Bradstreet Corp. (a)	289,314
21,140	Equifax, Inc.	787,253
7,196	Moody’s Corp.	514,226
4,178	Paychex, Inc.	174,056
7,000	Robert Half International, Inc.	270,270
		2,823,853

	Communications Equipment 0.29%
780	QLogic Corp. (a)	15,093
1,535	QUALCOMM, Inc.	77,686
		92,779

	Computers & Peripherals 2.39%
23,151	Hewlett-Packard Co.	761,668

	Diversified Financial Services 5.20%
2,102	A.G. Edwards, Inc.	104,806
3,432	Bear Stearns Cos., Inc.	476,018
4,824	Franklin Resources, Inc.	454,614
1,112	Freddie Mac	67,832
7,884	Mellon Financial Corp.	280,670
3,000	State Street Corp.	181,290
4,370	TD Ameritrade Holding Corp. (a)	91,202
		1,656,432

	Diversified Telecommunication Services 3.11%
7,255	Alltel Corp.	469,761
13,292	CenturyTel, Inc.	519,983
		989,744

	Food & Drug Retailing 2.37%
17,554	Kroger Co. (a)	357,400
6,000	Whole Foods Market, Inc.	398,640
		756,040

	Food Products 3.92%
14,083	The Hershey Co.	735,555
8,000	Wm. Wrigley Jr. Co.	512,000
		1,247,555

	Healthcare Equipment & Supplies 1.73%
3,350	Edwards Lifesciences Corp. (a)	145,725
7,218	Varian Medical Systems, Inc. (a)	405,363
		551,088

	Healthcare Providers & Services 8.53%
1,973	Cardinal Health, Inc.	147,028
5,000	Caremark Rx, Inc. (a)	245,900
4,700	Cerner Corp. (a)	223,015
3,910	Cigna Corp.	510,724
4,500	Coventry Health Care, Inc. (a)	242,910
7,825	Health Net, Inc. (a)	397,666
5,797	Humana, Inc. (a)	305,212
5,000	Lincare Holdings, Inc. (a)	194,800
1,546	Quest Diagnostics, Inc.	79,310
9,500	Sunrise Senior Living, Inc. (a)	370,215
		2,716,780

	Hotels, Restaurants & Leisure 2.00%
5,014	Choice Hotels International, Inc.	229,541
6,000	Starwood Hotels & Resorts Worldwide, Inc.	406,380
		635,921

	Household Durables 0.84%
362	NVR, Inc. (a)	267,500

	Insurance 2.76%
2,971	Aflac, Inc.	134,082
955	Hanover Insurance Group, Inc.	50,061
4,497	Progressive Corp.	468,857
4,500	Safeco Corp.	225,945
		878,945

	Internet Software & Services 0.56%
454	Google, Inc., Class A (a)	177,060

	Media 2.44%
13,155	McGraw-Hill Cos., Inc.	757,991
1,891	Westwood One, Inc.	20,877
		778,868

	Pharmaceuticals 2.94%
2,282	Barr Pharmaceuticals, Inc. (a)	143,720
12,180	Endo Pharmaceuticals Holdings, Inc. (a)	399,626
7,000	Mylan Laboratories, Inc.	163,800
8,000	Watson Pharmaceuticals, Inc. (a)	229,920
		937,066

	Real Estate 7.64%
10,000	AMB Property Corp.	542,700
20,000	Kimco Realty Corp.	812,800
1,414	New Century Financial Corp.	65,072
10,000	SL Green Realty Corp.	1,015,000
		2,435,572

	Semiconductors & Semiconductor Equipment 2.01%
257	KLA-Tencor Corp.	12,428
5,100	Microchip Technology, Inc.	185,130
13,593	Texas Instruments, Inc.	441,365
		638,923

	Software 4.75%
6,720	Activision, Inc. (a)	92,669
4,100	Autodesk, Inc. (a)	157,932
14,617	Intuit, Inc. (a)	777,478
17,831	Microsoft Corp.	485,182
		1,513,261

	Specialty Retail 1.79%
165	Claire’s Stores, Inc.	5,991
11,900	Fastenal Co.	563,346
		569,337

	TOTAL COMMON STOCKS
	(Cost $20,321,285)	24,780,794

	MUTUAL FUNDS 0.67%
10,000	Powershares Wilderhill Clean Energy Portfolio (a)	212,400
	TOTAL MUTUAL FUNDS
	(Cost $165,270)	212,400

Principal		Bond Rating
Amount		Moody’s/S&P
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS 5.29%
	Federal Farm Credit Bank
$75,000	3.680%, due 03/24/10	Aaa/AAA	71,170
250,000	3.875%, due 05/07/10	Aaa/AAA	238,641
	Federal Home Loan Bank
225,000	4.320%, due 08/19/10	Aaa/AAA	217,171
	Federal Home Loan Mortgage Corp.
960,000	5.500%, due 07/15/06	Aaa/AAA	961,276
	Federal National Mortgage Corp.
200,000	4.544%, due 02/17/09	Aaa/AAA	195,180
			1,683,438

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Amortized Cost $1,723,562)		1,683,438

	CORPORATE NOTES AND BONDS 10.34%
	Finance 7.41%
	Bank of America Corp.
100,000	7.125%, due 03/01/09	Aa3/A+	104,752
75,000	7.400%, due 01/15/11	Aa3/A+	81,144
175,000	7.125%, due 10/15/11	Aa3/A+	188,685
	Bear Stearns Cos., Inc.
75,000	7.625%, due 12/07/09	A1/A	80,448
	Countrywide Home Loan
200,000	4.000%, due 03/22/11	A3/A	186,015
	Key Bank NA
150,000	7.00%, due 02/01/11	A2/A-	159,731
	Mellon Funding Corp.
150,000	6.375%, due 02/15/10	A2/A	155,113
	National City Bank
50,000	6.250%, due 03/15/11	A1/A	51,769
	National City Corp.
150,000	5.750%, due 02/01/09	A2/A-	151,757
	Suntrust Bank
150,000	6.375%, due 04/01/11	Aa3/A+	155,952
	U.S. Bancorp
200,000	3.125%, due 03/15/08	Aa2/AA-	192,394
	U.S. Bank NA Minnesota
150,000	6.375%, due 08/01/11	Aa2/AA-	156,514
	Wachovia Bank NA
200,000	4.850%, due 07/30/07	Aa2/AA-	198,943
150,000	7.800%, due 08/18/10	Aa3/A+	163,601
	Wells Fargo & Co.
150,000	3.500%, due 04/04/08	Aa1/AA-	145,229
125,000	7.550%, due 06/21/10	Aa1/AA-	135,509
50,000	6.125%, due 04/18/12	Aa1/AA-	51,482
			2,359,038

	Healthcare 0.48%
	Becton Dickinson & Co.
145,000	7.150%, due 10/01/09	A2/A+	153,607

	Retail 0.31%
	Costco Wholesale Corp.
100,000	5.500%, due 03/15/07	A2/A	99,952

	Technology 0.87%
	Dell, Inc.
125,000	6.550%, due 04/15/08	A2/A	127,730
	First Data Corp.
150,000	5.625%, due 11/01/11	A2/A+	150,235
			277,965

	Telecommunications 1.27%
	Alltel Corp.
375,000	7.000%, due 07/01/12	A2/A1	403,771

	TOTAL CORPORATE BONDS AND NOTES
	(Amortized Cost $3,400,001)		3,294,333

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 0.79%
	Brown Brothers Herriman & Co. - Grand Cayman
$251,619	4.000%, due 04/03/06		251,619

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS
	(Cost $251,619)		251,619

	TOTAL INVESTMENTS 94.88%
	(Cost $25,861,737)		$30,222,584
	Net Other Assets and Liabilities 5.12%		1,631,127
	NET ASSETS 100.00%		$31,853,711

Percentages are stated as a percentage of net assets.

(a) Non-income producing security.
* Prior to April 1, 2005, the Sierra Club Equity Income Fund was know as the Sierra Club Balanced Fund.

SIERRA CLUB STOCK FUND

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 97.33%
	Airlines 0.50%
8,911	Southwest Airlines Co.	$160,309
	Banks 12.82%
5,610	AmSouth Bancorp	151,751
21,232	Astoria Financial Corp.	657,343
3,210	Bank of America Corp.	146,183
3,514	BB&T Corp.	137,749
2,600	Comerica, Inc.	150,722
3,885	Fifth Third Bancorp	152,914
2,217	Golden West Financial Corp.	150,534
4,488	KeyCorp	165,158
4,377	National City Corp.	152,757
5,408	North Fork Bancorp	155,913
14,308	Northern Trust Corp.	751,170
2,025	SunTrust Banks, Inc.	147,339
2,378	The PNC Financial Services Group, Inc.	160,063
24,100	U.S. Bancorp	735,050
2,794	Wachovia Corp.	156,604
2,358	Wells Fargo & Co.	150,605
		4,121,855

	Biotechnology 5.60%
10,013	Amgen, Inc. (a)	728,446
3,300	Biogen Idec, Inc. (a)	155,430
2,055	Genzyme Corp. (a)	138,137
11,428	Gilead Sciences, Inc. (a)	711,050
1,900	Medimmune, Inc. (a)	69,502
		1,802,565

	Commercial Services & Supplies 10.94%
2,445	Apollo Group, Inc., Class A (a)	128,387
3,186	Automatic Data Processing, Inc.	145,536
1,583	Ceridian Corp. (a)	40,287
4,857	Dun & Bradstreet Corp. (a)	372,435
4,126	eBay, Inc. (a)	161,162
16,916	Equifax, Inc.	629,952
3,448	First Data Corp.	161,435
11,527	McGraw-Hill Cos., Inc.	664,186
11,661	Moody’s Corp.	833,295
9,188	Paychex, Inc.	382,772
		3,519,447

	Communications Equipment 0.91%
1,004	QLogic Corp. (a)	19,427
5,368	QUALCOMM, Inc.	271,675
		291,102

	Computers & Peripherals 5.02%
2,566	Apple Computer, Inc. (a)	160,940
4,886	Dell, Inc. (a)	145,407
10,848	EMC Corp. (a)	147,858
24,017	Hewlett-Packard Co.	790,159
5,394	Network Appliance, Inc. (a)	194,346
34,586	Sun Microsystems, Inc. (a)	177,426
		1,616,136

	Diversified Financials 10.06%
2,706	A.G. Edwards, Inc.	134,921
2,895	American Express Co.	152,132
3,119	Bear Stearns Cos., Inc.	432,605
1,712	Capital One Financial Corp.	137,850
4,336	Countrywide Financial Corp.	159,131
3,082	Fannie Mae	158,415
7,780	Franklin Resources, Inc.	733,187
3,681	Freddie Mac	224,541
14,451	Mellon Financial Corp.	514,456
2,710	SLM Corp.	140,758
2,634	State Street Corp.	159,173
9,969	The Charles Schwab Corp.	171,566
5,625	TD Ameritrade Holding Corp. (a)	117,394
		3,236,129

	Diversified Telecommunication Services 4.43%
11,680	Alltel Corp.	756,280
17,112	CenturyTel, Inc.	669,421
		1,425,701

	Food & Drug Retailing 2.34%
5,573	CVS Corp.	166,466
14,977	Kroger Co. (a)	304,932
3,357	Walgreen Co.	144,787
2,066	Whole Foods Market, Inc.	137,265
		753,450

	Food Products 2.52%
12,837	The Hershey Co.	670,477
2,211	Wm Wrigley Jr. Co.	141,504
		811,981

	Healthcare Equipment & Supplies 4.34%
3,932	Baxter International, Inc.	152,601
2,456	Becton Dickinson & Co.	151,240
4,035	Biomet, Inc.	143,323
6,005	Boston Scientific Corp. (a)	138,415
3,494	St. Jude Medical, Inc. (a)	143,254
3,288	Stryker Corp.	145,790
9,292	Varian Medical Systems, Inc. (a)	521,839
		1,396,462

	Healthcare Providers & Services 10.36%
4,671	Cardinal Health, Inc.	348,083
2,842	Caremark Rx, Inc. (a)	139,769
6,336	Cigna Corp.	827,608
2,604	Coventry Health Care, Inc. (a)	140,564
1,742	Express Scripts, Inc. (a)	153,122
10,073	Health Net, Inc. (a)	511,910
10,164	Humana, Inc. (a)	535,135
2,629	Medco Health Solutions, Inc. (a)	150,431
4,861	Quest Diagnostics, Inc.	249,369
2,353	UnitedHealth Group, Inc.	131,439
1,860	WellPoint, Inc. (a)	144,020
		3,331,450

	Hotels, Restaurants & Leisure 3.00%
6,455	Choice Hotels International, Inc.	295,510
2,066	Harrah’s Entertainment, Inc.	161,066
4,795	International Game Technology	168,880
4,849	Starbucks Corp. (a)	182,516
2,300	Starwood Hotels & Resorts Worldwide, Inc.	155,779
		963,751

	Household Durables 1.07%
466	NVR, Inc. (a)	344,351

	Internet & Catalog Retail 0.49%
4,289	Amazon.com, Inc. (a)	156,591

	Internet Software & Services 1.27%
600	Google, Inc., Class A (a)	234,000
5,420	Yahoo!, Inc. (a)	174,849
		408,849

	IT Consulting & Services 0.51%
6,128	Electronic Data Systems Corp.	164,414

	Leisure Equipment & Products 0.48%
2,838	Electronic Arts, Inc. (a)	155,295

	Life & Health Insurance 0.98%
6,990	Aflac, Inc.	315,459

	Media 1.53%
5,670	Comcast Corp., Class A (a)	148,327
1,732	Omnicom Group, Inc.	144,189
5,021	Univision Communications, Inc. (a)	173,074
2,434	Westwood One, Inc.	26,871
		492,461

	Multi-Line Insurance 0.43%
1,713	The Hartford Financial Services Group, Inc.	137,982

	Multi-Line Retail 0.50%
2,972	Costco Wholesale Corp.	160,964

	Pharmaceuticals 0.60%
2,938	Barr Pharmaceuticals, Inc. (a)	185,035
230	Endo Pharmaceuticals Holdings, Inc. (a)	7,547
		192,582

	Property & Casualty Insurance 3.88%
2,735	ACE Ltd.	142,247
1,509	Chubb Corp.	144,019
1,230	Hanover Insurance Group, Inc.	64,477
7,248	Progressive Corp.	755,676
2,207	XL Capital Ltd.	141,491
		1,247,910

	Real Estate 0.26%
1,829	New Century Financial Corp.	84,171

	Semiconductors & Semiconductor Equipment 4.12%
4,094	Analog Devices, Inc.	156,760
8,163	Applied Materials, Inc.	142,934
3,289	KLA-Tencor Corp.	159,056
22,060	Texas Instruments, Inc.	716,288
5,872	Xilinx, Inc.	149,501
		1,324,539

	Software 7.27%
4,029	Adobe Systems, Inc. (a)	140,693
4,171	Autodesk, Inc. (a)	160,667
5,256	CA, Inc.	143,016
15,144	Intuit, Inc. (a)	805,509
28,615	Microsoft Corp.	778,614
12,122	Oracle Corp. (a)	165,950
8,617	Symantec Corp. (a)	145,024
		2,339,473

	Specialty Retail 1.10%
4,043	Bed Bath & Beyond, Inc. (a)	155,251
3,390	Best Buy Co., Inc.	189,603
211	Claire’s Stores, Inc.	7,661
		352,515

	TOTAL COMMON STOCKS
	(Cost $28,653,550)	31,307,894

	MUTUAL FUNDS 0.56%
8,500	Powershares Wilderhill Clean Energy Portfolio (a)	180,540
	TOTAL MUTUAL FUNDS
	(Cost $170,000)	180,540

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 1.13%
	Brown Brothers Herriman & Co. - Grand Cayman
$364,136	4.000%, due 04/03/06	364,136

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS
	(Cost $364,136)	364,136

	TOTAL INVESTMENTS 99.02%
	(Cost $29,187,686)	$31,852,570
	Net Other Assets and Liabilities 0.98%	316,777
	NET ASSETS 100.00%	$32,169,347

Percentages are stated as a percentage of net assets.

(a) Non-income producing security.

FORWARD UNIPLAN REAL ESTATE INVESTMENT FUND

PORTFOLIO OF INVESTMENTS (Note 1)

March 31, 2006 (UNAUDITED)

Shares		Value (Note 1)
	COMMON STOCKS 97.69%
	Healthcare 7.37%
12,750	Alexandria Real Estate Equities, Inc.	$1,215,457
55,200	BioMed Realty Trust, Inc.	1,636,128
21,000	Ventas, Inc.	696,780
		3,548,365

	Hotels 6.30%
67,000	Great Wolf Resorts, Inc. (a)	776,530
67,225	Interstate Hotels & Resorts, Inc. (a)	359,654
28,000	Starwood Hotels & Resorts Worldwide, Inc.	1,896,440
		3,032,624

	Industrial 8.63%
41,350	AMB Property Corp.	2,244,065
40,300	EastGroup Properties, Inc.	1,911,832
		4,155,897

	Office 17.29%
16,500	Boston Properties, Inc.	1,538,625
18,400	Kilroy Realty Corp.	1,421,584
37,100	Lexington Corporate Properties Trust	773,535
46,000	Maguire Properties, Inc.	1,679,000
21,250	SL Green Realty Corp.	2,156,875
29,500	Trizec Properties, Inc.	759,035
		8,328,654

	Residential 11.91%
36,000	American Campus Communities, Inc.	932,760
20,700	Archstone-Smith Trust	1,009,539
18,000	AvalonBay Communities, Inc.	1,963,800
32,200	Boardwalk Real Estate Investment Trust	628,488
25,700	Equity Residential	1,202,503
		5,737,090

	Retail 33.42%
100	Alexander’s, Inc. (a)	28,900
31,550	CBL & Associates Properties, Inc.	1,339,298
48,100	Cedar Shopping Centers, Inc.	761,904
26,000	Developers Diversified Realty Corp.	1,423,500
31,200	General Growth Properties, Inc.	1,524,744
49,100	Kimco Realty Corp.	1,995,424
26,200	Realty Income Corp.	634,302
21,250	Regency Centers Corp.	1,427,787
37,108	Simon Property Group, Inc.	3,122,267
25,100	The Mills Corp.	702,800
19,000	Vornado Realty Trust	1,824,000
32,200	Weingarten Realty Investors	1,312,150
		16,097,076

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	Self Storage 2.97%
71,000	U-Store-It Trust	1,430,650

	Specialty 9.81%
14,000	CB Richard Ellis Group, Inc., Class A (a)	1,129,800
36,800	Digital Realty Trust, Inc.	1,036,656
19,000	Global Signal, Inc.	934,800
13,944	Patriot Capital Funding, Inc.	174,300
31,800	Rayonier, Inc.	1,449,762
		4,725,318

	TOTAL COMMON STOCKS
	(Cost $26,447,956)	47,055,674

	PREFERRED STOCKS 1.46%
	Healthcare 1.46%
15,000	LTC Properties, Inc., Series E, 8.500%	701,250

	TOTAL PREFERRED STOCKS
	(Cost $375,000)	701,250

Par Value
	SHORT-TERM BANK DEBT INSTRUMENTS 0.69%
	Wachovia Bank - Grand Cayman
$332,914	4.000%, due 04/03/06	332,914

	TOTAL SHORT-TERM BANK DEBT INSTRUMENTS	332,914
	(Cost $332,914)

	TOTAL INVESTMENTS 99.83%
	(Cost $27,155,870)	$48,089,838
	Net Other Assets and Liabilities 0.17%	79,532
	NET ASSETS 100.00%	$48,169,370

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

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Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2006

1. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last quoted sale or closing price of such securities on their respective exchanges. Investments in open-ended registered investment companies are valued at their net asset value each business day. An option contract is valued at the last sales price as quoted on the principal exchange on which such option is traded, or in the absence of a sale, the mean between the last bid and ask prices. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisors using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Forward Emerald Banking and Finance Fund and the Forward Emerald Opportunities Fund may write or purchase financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the funds intend to purchase, against fluctuations in market value caused by changes in prevailing market interest rates. When the funds write or purchase an option, an amount equal to the premium received or paid by the funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by the funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the funds have realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. At March 31, 2006, the Forward Emerald Banking and Finance Fund held no purchased or written options and the Forward Emerald Opportunities Fund held purchased options with a market value of $320,080 and no written options.

Short Sales: The Forward Emerald Banking and Finance Fund and the Forward Emerald Opportunities Fund may sell securities short. Short sales are transactions in which a fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the fund must borrow the security to deliver to the buyer. The fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The funds will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The funds maintain collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The funds are liable for any dividends payable on securities while those securities are in a short position. At

March 31, 2006, the Forward Emerald Banking and Finance Fund held no securities sold short and the Forward Emerald Opportunities Fund held securities sold short with a market value of $555,329.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities:  The Funds, excluding Sierra Club Stock Fund and Sierra Club Equity Income Fund, from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. Upon lending its securities to third parties, the Fund receives compensation in the form of fees. The loans are secured by collateral which is at least 102% to the fair value of the securities loaned plus accrued interest in the form of cash or U.S. government securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered significant with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At March 31, 2006, the Forward International Equity Fund, Forward Global Emerging Markets Fund and Forward International Small Companies Fund had securities on loan valued at $802,678, $1,017,197 and $24,472,097, respectively, and received cash with a value of $859,225, $1,124,349 and $25,735,621, respectively, as collateral. At March 31, 2006, there were no securities on loan for the Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund, Forward Emerald Opportunities Fund, Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward Uniplan Real Estate Investment Fund and Forward Legato Fund, respectively.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

REITs: The Forward Uniplan Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Portfolio of Investments:  The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

2. Tax Basis of Investments

At March 31, 2006, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Forward Emerald Growth Fund	$139,666,489	$59,569,022	$(3,025,309)	$56,543,713
Forward Emerald Banking and Finance Fund	218,800,799	76,234,820	(2,215,798)	74,019,022
Forward Emerald Opportunities Fund	9,366,727	1,290,062	(206,786)	1,083,276
Forward Hoover Small Cap Equity Fund	414,262,771	93,430,358	(2,341,664)	91,088,694
Forward Hoover Mini-Cap Fund	40,062,645	9,068,050	(224,546)	8,843,504
Forward Uniplan Real Estate Investment Fund	27,155,870	21,591,753	(657,785)	20,933,968
Forward International Equity Fund	23,386,426	5,234,203	(342,186)	4,892,017
Forward Global Emerging Markets Fund	39,765,728	10,673,288	(765,926)	9,907,362
Forward International Small Companies Fund	322,212,526	60,418,242	(5,503,577)	54,914,665
Forward Legato Fund	7,530,785	1,715,024	(147,648)	1,567,376
Sierra Club Stock Fund	29,192,707	3,306,354	(646,491)	2,659,863
Sierra Club Equity Income Fund	25,862,074	4,700,422	(339,912)	4,360,510

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2005, the Funds elected to defer capital losses and currency losses occurring between November 1, 2005 and December 31, 2005 as follows:

Fund	F/X Loss
Forward Uniplan Real Estate Investment Fund	$47
Forward International Small Companies Fund	$59,592

Capital Loss Carryforwards: At December 31, 2005 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2006	2007	2008	2009	2010	2011
Forward Emerald Opportunities Fund	—	—	—	$5,473,892	$1,848,987	—
Forward International Equity Fund	—	—	—	—	—	$323,448
Forward Global Emerging Markets Fund	—	—	$3,651,293	$2,015,691	—	—

During the six months ended December 31, 2005, the Forward Emerald Opportunities Fund utilized capital loss carryovers of $639,096. During the year ended June 30, 2005, the Forward Emerald Opportunities Fund utilized capital loss carryovers of $445,067.

Item 2 - Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 26, 2006

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	May 26, 2006

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